UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

June 30, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.62%
Basic Industry/Capital Goods – 8.64%
3M	10,300	$619,030
Agnico-Eagle Mines (Canada)	2,200	115,456
BHP Billiton (Australia)	36,750	1,027,467
*BHP Billiton ADR	86,200	3,918,652
†Crown Holdings	50,700	1,223,898
*Danaher	74,900	4,624,326
Deere	14,800	591,260
Dow Chemical	192,562	3,107,951
†Energizer Holdings	38,950	2,034,748
Fluor	10,900	559,061
†Foster Wheeler	46,450	1,103,188
†General Cable	10,500	394,590
Honda Motor (Japan)	17,350	479,093
Monsanto	70,942	5,273,828
Mosaic	31,500	1,395,450
†Owens-Illinois	131,650	3,687,517
Potash Corp. of Saskatchewan (Canada)	42,269	3,933,130
Praxair	103,581	7,361,501
†Quanta Services	24,300	562,059
Republic Services Class A	35,700	871,437
†Rockwood Holdings	25,100	367,464
†Solutia	117,600	677,376
SPX	41,900	2,051,843
Tyco International (Bermuda)	129,150	3,355,317
		49,335,642
Business Services – 10.21%
Accenture Class A (Bermuda)	39,600	1,325,016
Automatic Data Processing	30,800	1,091,552
†Companhia Brasileira de Meios de pagamento (Brazil)	69,200	595,288
Expeditors International of Washington	31,400	1,046,876
†Fiserv	21,700	991,690
†Google Class A	38,847	16,377,506
*†Hertz Global Holdings	366,900	2,931,531
*MasterCard Class A	54,156	9,060,840
McGraw-Hill Companies	168,550	5,075,041
Moody's	20,300	534,905
†Net 1 UEPS Technologies (South Africa)	2,700	36,693
†Research in Motion (Canada)	50,750	3,605,788
United Parcel Service Class B	52,050	2,601,980
*Visa Class A	181,274	11,286,119
†Yahoo	112,400	1,760,184
		58,321,009
Consumer Durables – 0.35%
Harman International Industries	40,750	766,100
Newell Rubbermaid	119,800	1,247,118
		2,013,218
Consumer Non-Durables – 11.78%
†Amazon.com	84,450	7,065,087
†AutoZone	12,200	1,843,542
Best Buy	39,800	1,332,902
*†Central European Distribution	24,550	652,294
Coca-Cola	26,600	1,276,534
Costco Wholesale	117,914	5,388,670
CVS Caremark	279,131	8,895,904
Danone (France)	18,931	934,055
†Dollar Tree	19,000	799,900

Gap	43,650	715,860
General Mills	16,501	924,386
Kroger	198,950	4,386,848
Lowe's Companies	324,385	6,296,313
Nestle (Switzerland)	27,680	1,042,442
NIKE Class B	120,754	6,252,642
†O'Reilly Automotive	16,600	632,128
PepsiCo	45,450	2,497,932
Philip Morris International	120,300	5,247,486
Procter & Gamble	36,852	1,883,137
Wal-Mart Stores	190,906	9,247,486
		67,315,548
Consumer Services – 7.04%
†Apollo Group Class A	12,000	853,440
†DIRECTV Group	37,385	923,783
Disney (Walt)	60,500	1,411,465
†eBay	142,350	2,438,456
International Game Technology	102,750	1,633,725
*†ITT Educational Services	20,000	2,013,200
*Marriott International Class A	32,218	711,061
McDonald's	302,554	17,393,830
*†MGM Mirage	22,800	145,692
Regal Entertainment Group Class A	111,900	1,487,151
Western Union	118,100	1,936,840
*†Wynn Resorts	72,402	2,555,791
Yum Brands	202,213	6,741,781
		40,246,215
Energy – 8.67%
†Cameron International	30,300	857,490
Chesapeake Energy	189,300	3,753,819
Chevron	84,250	5,581,562
EOG Resources	23,386	1,588,377
Exxon Mobil	23,100	1,614,921
†First Solar	3,121	505,977
*Magellan Midstream Holdings	53,450	1,121,381
Murphy Oil	12,000	651,840
Nexen (Canada)	156,398	3,386,017
NuStar Energy	23,150	1,250,795
Occidental Petroleum	9,600	631,776
Petroleo Brasileiro SA ADR	157,973	6,473,733
Petroleo Brasiliero SP ADR	57,700	1,924,872
Schlumberger	52,100	2,819,131
Smith International	27,700	713,275
Suncor Energy	13,600	412,624
Total ADR	22,950	1,244,579
*†Transocean (Switzerland)	153,094	11,373,352
†Weatherford International	137,780	2,694,977
XTO Energy	24,756	944,194
		49,544,692
Financials – 12.86%
American Express	99,574	2,314,100
Bank of America	613,492	8,098,094
Bank of New York Mellon	29,800	873,438
BlackRock	2,700	473,634
Boston Properties	26,750	1,275,975
Bosvespa Holding (Brazil)	254,250	1,518,685
Capital One Financial	15,550	340,234
Comerica	58,550	1,238,333
Franklin Resources	7,600	547,276
Genworth Financial	159,300	1,113,507
Goldman Sachs Group	72,928	10,752,504
†IntercontinentalExchange	8,700	993,888
Invesco	37,200	662,904
JPMorgan Chase	373,140	12,727,804
Morgan Stanley	189,377	5,399,138
Northern Trust	14,400	772,992
NYSE Euronext	45,050	1,227,613
PNC Financial Services Group	9,600	372,576
Prudential Financial	93,100	3,465,182
Redecard (Brazil)	9,500	145,501

Regions Financial	153,950	621,958
Schwab (Charles)	38,500	675,290
State Street	40,560	1,914,432
TFS Financial	132,600	1,408,212
Travelers Companies	60,150	2,468,556
U.S. Bancorp	249,457	4,470,269
*Wells Fargo	312,579	7,583,167
		73,455,262
Health Care – 12.39%
Abbott Laboratories	241,857	11,376,952
*†Alexion Pharmaceuticals	22,750	935,480
Allergan	51,600	2,455,128
Baxter International	118,500	6,275,760
Becton, Dickinson	2,400	171,144
†Celgene	72,800	3,482,752
*†Cephalon	46,600	2,639,890
Covidien (Bermuda)	75,025	2,808,936
*DENTSPLY International	11,600	354,032
†Elan ADR	64,800	412,776
†Express Scripts	94,400	6,490,000
†Genzyme	9,029	502,644
†Gilead Sciences	119,778	5,610,402
†ICON ADR	4,550	98,189
*†Illumina	5,900	229,746
*†Insulet	69,000	531,300
*†Intuitive Surgical	5,900	965,594
*†Inverness Medical Innovations	84,950	3,022,521
†Life Technologies	74,900	3,124,828
McKesson	28,400	1,249,600
†Medco Health Solutions	124,800	5,692,128
Novo Nordisk Class B (Denmark)	11,509	622,014
†St. Jude Medical	26,800	1,101,480
*Stryker	18,200	723,268
*Teva Pharmaceutical Industries ADR	17,800	878,252
†Thermo Fisher Scientific	30,450	1,241,447
Universal Health Services Class B	13,200	644,820
†WellPoint	91,450	4,653,891
Wyeth	54,950	2,494,181
		70,789,155
Technology – 25.22%
†American Tower Class A	129,200	4,073,676
†Apple	169,038	24,076,082
AT&T	77,000	1,912,680
*†Atheros Communications	103,300	1,987,492
†Autodesk	48,500	920,530
†BE Aerospace	197,450	2,835,382
†Broadcom Class A	177,750	4,406,423
†Brocade Communications Systems	497,350	3,889,277
†Cisco Systems	205,400	3,828,656
†Cognizant Technology Solutions Class A	72,500	1,935,750
†Crown Castle International	110,500	2,654,210
†Dolby Laboratories Class A	30,200	1,125,856
†EMC	144,700	1,895,570
†Expedia	214,703	3,244,162
General Dynamics	151,010	8,364,444
Hewlett-Packard	94,150	3,638,898
†IAC/InterActive	325,700	5,227,485
Intel	152,700	2,527,185
International Business Machines	82,308	8,594,601
†Juniper Networks	87,748	2,070,853
*†Leap Wireless International	16,900	556,517
Lockheed Martin	112,893	9,104,820
†Marvell Technology Group (Bermuda)	294,700	3,430,308
†McAfee	39,700	1,674,943
†MetroPCS Communications	39,100	520,421
Microsoft	420,500	9,995,285
*†Netease.com ADR (China) (Hong Kong Exchange)	16,462	579,133
†Nice Systems ADR	21,400	493,698
*†ON Semiconductor	547,050	3,752,763
*†priceline.com	4,900	546,595

QUALCOMM	320,712	14,496,182
*†salesforce.com	14,400	549,648
Seagate Technology	119,900	1,254,154
†Skyworks Solutions	124,400	1,216,632
†Solera Holdings	49,350	1,253,490
†Synopsys	70,700	1,379,357
Taiwan Semiconductors Manufacturing ADR	183,173	1,723,658
Tencent Holdings (China) (Hong Kong Exchange)	106,500	1,242,974
†VeriSign	60,200	1,112,496
		144,092,286
Transportation – 1.77%
Burlington Northern Santa Fe	27,750	2,040,735
Norfolk Southern	50,086	1,886,740
Union Pacific	118,284	6,157,865
		10,085,340
Utilities – 0.69%
Northeast Utilities	110,150	2,457,447
Veolia Environnement ADR	50,400	1,488,816
		3,946,263
Total Common Stock (cost $564,571,565)		569,144,630

Preferred Stock – 0.15%
Wells Fargo 8.00%	38,550	859,665
Total Preferred Stock (cost $741,030)		859,665

	Principal
	Amount
	(U.S. $)
≠Discount Note – 0.94%
Federal Home Loan Bank 0.01% 7/1/09	$5,361,664	5,361,664
Total Discount Note (cost $5,361,664)		5,361,664

≠U.S. Treasury Obligation – 0.23%
U.S. Treasury Bill 0.088% 7/23/09	1,315,455	1,315,381
Total U.S. Treasury Obligation (cost $1,315,381)		1,315,381

Total Value of Securities Before Securities Lending Collateral – 100.94%
(cost $571,989,640)		576,681,341

	Number of
	Shares
Securities Lending Collateral** – 8.77%
Investment Companies**
Mellon GSL DBT II Collateral Fund	21,677,906	21,677,906
BNY Mellon SL DB II Liquidating Fund	29,153,986	28,424,598
†Mellon GSL Reinvestment Trust II	1,053,295	105
Total Securities Lending Collateral (cost $51,885,187)		50,102,609

Total Value of Securities – 109.71%
(cost $623,874,827)		626,783,950 ©
Obligation to Return Securities Lending Collateral** – (9.08%)		(51,885,187)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.63%)		(3,592,228)
Net Assets Applicable to 69,340,441 Shares Outstanding – 100.00%		$571,306,535

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $50,450,188 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust – Optimum Large Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at the nest asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$668,605,713
Aggregate unrealized appreciation	23,750,045
Aggregate unrealized depreciation	(65,571,808)
Net unrealized depreciation	$(41,821,763)

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $77,826,014 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$569,144,630	$-	$-	$569,144,630
U.S. Treasury Obligations	1,315,381	-	-	1,315,381
Short-Term	-	5,361,665	-	5,361,665
Securities Lending Collateral	21,677,906	28,424,598	105	50,102,609
Other	-	859,665	-	859,665
Total	$592,137,917	$34,645,928	$105	$626,783,950

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/09	$-
Net change in unrealized
appreciation/depreciation	(1,053,190)
Net transfers in and/or out of Level 3	1,053,295
Balance as of 6/30/09	$105

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(1,053,190)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. There were no foreign currency exchange contracts outstanding at June 30, 2009.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $50,450,188, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

June 30, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.19%
Consumer Discretionary – 10.10%
Comcast Class A	316,700	$4,588,983
*Disney (Walt)	179,920	4,197,534
Gap	373,400	6,123,760
Hasbro	32,230	781,255
*Home Depot	263,130	6,217,762
*Johnson Controls	63,350	1,375,962
*Lennar Class A	450,202	4,362,457
Macy's	78,600	924,336
Mattel	351,600	5,643,180
NIKE Class B	66,980	3,468,224
Omnicom Group	128,920	4,071,294
*Pulte Homes	130,330	1,150,814
Regal Entertainment Group Class A	524,300	6,967,947
Sherwin-Williams	41,460	2,228,475
Staples	65,680	1,324,766
Time Warner	80,500	2,027,795
WPP	215,881	1,432,752
		56,887,296
Consumer Staples – 12.32%
Altria Group	64,080	1,050,271
CVS Caremark	241,921	7,710,022
Diageo (United Kingdom)	272,616	3,907,796
*Estee Lauder Class A	100,900	3,296,403
Kellogg	75,280	3,505,790
Kimberly-Clark	159,450	8,359,964
Kraft Foods Class A	307,550	7,793,317
Kroger	105,460	2,325,393
Lorillard	21,510	1,457,733
Molson Coors Brewing Class B	26,880	1,137,830
Nestle (Switzerland)	118,310	4,455,612
PepsiCo	63,000	3,462,480
Philip Morris International	258,300	11,267,045
Procter & Gamble	66,706	3,408,653
Sara Lee	523,000	5,104,480
Smucker (J.M.)	24,790	1,206,281
		69,449,070
Energy – 12.10%
Anadarko Petroleum	73,600	3,340,704
Apache	51,810	3,738,092
Baker Hughes	88,400	3,221,296
*BP ADR	58,300	2,779,744
Chevron	225,332	14,928,244
ConocoPhillips	31,130	1,309,328
Devon Energy	111,610	6,082,745
EOG Resources	36,650	2,489,268
Exxon Mobil	96,660	6,757,501
Hess	58,400	3,139,000
Marathon Oil	166,100	5,004,593
†National Oilwell Varco	61,880	2,021,001
Occidental Petroleum	39,190	2,579,094
Total ADR	153,500	8,324,305
Valero Energy	146,600	2,476,074
		68,190,989
Financials – 16.35%
Allstate	211,670	5,164,748
American Express	69,300	1,610,532
Ameriprise Financial	59,910	1,454,016
Annaly Mortgage Management	121,200	1,834,968

Aon	52,200	1,976,814
Bank of New York Mellon	262,266	7,687,016
Blackstone Group	314,650	3,316,411
Chubb	44,170	1,761,500
Goldman Sachs Group	54,890	8,092,982
Invesco	123,200	2,195,424
JPMorgan Chase	520,927	17,768,819
MetLife	250,250	7,510,003
New York Community Bancorp	354,000	3,784,260
NYSE Euronext	109,200	2,975,700
PNC Financial Services Group	51,640	2,004,148
Prudential Financial	38,460	1,431,481
State Street	116,090	5,479,448
Travelers Companies	265,163	10,882,290
Wells Fargo	213,440	5,178,054
		92,108,614
Health Care – 10.91%
Abbott Laboratories	64,120	3,016,205
Becton, Dickinson	8,300	591,873
†Boston Scientific	349,500	3,543,930
Bristol-Myers Squibb	250,500	5,087,655
†GlaxoSmithKline (United Kingdom)	78,580	1,381,665
Johnson & Johnson	90,380	5,133,584
Medtronic	109,690	3,827,084
Merck	226,090	6,321,476
Pfizer	766,180	11,492,700
Roche Holding (Switzerland)	7,500	1,019,511
†Tenet Healthcare	681,430	1,921,633
†Thermo Fisher Scientific	62,000	2,527,740
†Waters	25,450	1,309,912
†Watson Pharmaceuticals	212,700	7,159,482
†WellPoint	15,390	783,197
Wyeth	140,000	6,354,600
		61,472,247
Industrials – 11.11%
3M	51,690	3,106,569
†Apollo Group Class A	9,770	694,842
Avery Dennison	159,600	4,098,528
Burlington Northern Santa Fe	9,580	704,513
CSX	16,100	557,543
*Danaher	38,070	2,350,442
Eaton	46,440	2,071,688
General Electric	339,500	3,978,940
Grainger (W.W.)	19,570	1,602,392
Honeywell International	119,300	3,746,020
Lockheed Martin	158,700	12,799,155
Northrop Grumman	132,110	6,034,785
Tyco Electronics	339,700	6,315,023
Tyco International	212,000	5,507,760
United Technologies	96,180	4,997,513
*Waste Management	143,100	4,029,696
		62,595,409
Information Technology – 11.60%
Accenture Class A	178,420	5,969,933
†Agilent Technologies	30,600	621,486
Analog Devices	96,900	2,401,182
Block (H&R)	157,500	2,713,725
CA	171,000	2,980,530
†Dell	264,000	3,624,720
Dun & Bradstreet	14,480	1,175,921
Hewlett-Packard	115,750	4,473,738
Intel	666,450	11,029,747
International Business Machines	150,210	15,684,927
KLA-Tencor	136,200	3,439,050
†LSI	52,376	238,835
Motorola	703,100	4,661,553
Oracle	229,180	4,909,036
Western Union	86,340	1,415,976
		65,340,359

Materials – 5.48%
Air Products & Chemicals	41,390	2,673,380
duPont (E.I.) deNemours	283,500	7,263,270
MeadWestvaco	295,000	4,840,950
Packaging Corp. of America	442,400	7,166,880
PPG Industries	107,650	4,725,835
*United States Steel	118,050	4,219,107
		30,889,422
Telecommunications – 5.57%
AT&T	669,380	16,627,399
*Qwest Communications International	1,714,900	7,116,835
Vodafone Group (United Kingdom)	1,987,437	3,832,828
Windstream	453,100	3,787,916
		31,364,978
Utilities – 3.65%
American Electric Power	193,430	5,588,193
Dominion Resources	114,956	3,841,830
Entergy	26,460	2,051,179
FPL Group	36,700	2,086,762
PG&E	52,910	2,033,860
PPL	77,690	2,560,662
Public Service Enterprise Group	73,390	2,394,716
		20,557,202
Total Common Stock (cost $676,064,861)		558,855,586

	Principal
	Amount
	(U.S. $)
≠Discount Note – 0.73%
Federal Home Loan Bank 0.01% 7/1/09	$4,119,416	4,119,416
Total Discount Note (cost $4,119,416)		4,119,416

≠U.S. Treasury Obligation – 0.18%
U.S. Treasury Bill 0.088% 7/23/09	1,010,676	1,010,619
Total U.S. Treasury Obligation (cost $1,010,619)		1,010,619

Total Value of Securities Before Securities Lending Collateral – 100.10%
(cost $681,194,896)		563,985,621

	Number of
	Shares
Securities Lending Collateral** – 5.26%
Investment Companies
Mellon GSL DBT II Collateral Fund	9,597,292	9,597,292
BNY Mellon SL DB II Liquidating Fund	20,545,382	20,031,369
†Mellon GSL Reinvestment Trust II	1,049,762	105
Total Securities Lending Collateral (cost $31,192,436)		29,628,766

Total Value of Securities – 105.36%
(cost $712,387,332)		593,614,387	©
Obligation to Return Securities Lending Collateral** – (5.54%)		(31,192,436)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.18%		1,025,155
Net Assets Applicable to 73,188,346 Shares Outstanding – 100.00%		$563,447,106

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $30,153,501 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Appreciation
CAD	(311,802)	USD	270,383	7/2/09	$2,290
CAD	(337,004)	USD	290,765	7/6/09	997
					$3,287

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Large Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$724,600,508
Aggregate unrealized appreciation	10,516,673
Aggregate unrealized depreciation	(141,502,794)
Net unrealized depreciation	$(130,986,121)

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $55,991,912 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$558,855,586	$-	$-	$558,855,586
U.S. Treasury Obligations	1,010,619	-	-	1,010,619
Short-Term	-	4,119,416	-	4,119,416
Securities Lending Collateral	9,597,292	20,031,369	105	29,628,766
Total	$569,463,497	$24,150,785	$105	$593,614,387

Derivatives	$-	$3,287	$-	$3,287

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/09	$-
Net change in unrealized
appreciation/depreciation	(1,049,657)
Net transfers in and/or out of Level 3	1,049,762
Balance as of 6/30/09	$105

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(1,049,657)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $30,153,501, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in real estate investment trusts (REITs) and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement. Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

June 30, 2009

	Number of
	Shares	Value
Common Stock – 97.50%
Basic Industry/Capital Goods – 11.96%
*Acuity Brands	21,100	$591,855
Albemarle	9,000	230,130
AMETEK	35,000	1,210,300
Briggs & Stratton	28,840	384,726
Cytec Industries	19,910	370,724
Donaldson	41,500	1,437,560
†Drew Industries	16,600	202,022
*Eagle Materials	19,170	483,851
Greif Class A	9,800	433,356
Herman Miller	39,300	602,862
Kaydon	11,300	367,928
Koppers Holdings	8,300	218,871
Lennox International	18,150	583,341
†Mettler-Toledo International	18,900	1,458,135
Mine Safety Appliances	12,000	289,200
†Moog Class A	16,600	428,446
*Nordson	34,700	1,341,502
Oshkosh	16,600	241,364
Pall	9,143	242,838
Pentair	25,180	645,112
†Polypore International	2,400	26,688
†Quanta Services	44,500	1,029,285
Regal-Beloit	18,210	723,301
Scotts Miracle-Grow Class A	19,980	700,299
†SunPower Class B	21,520	515,404
*Toro	9,800	293,020
		15,052,120
Business Services – 7.28%
Administaff	5,500	127,985
*†ArcSight	45,680	811,734
*†Coinstar	21,630	577,521
*†Concur Technologies	34,000	1,056,720
†Constant Contact	39,200	777,728
†Corrections Corp. of America	40,070	680,789
Global Payments	18,400	689,264
†Hackett Group	30,500	71,065
*†Hertz Global Holdings	25,000	199,750
*†K12	13,600	293,080
†Parexel International	47,640	685,063
†SkillSoft ADR	55,000	429,000
†Solera Holdings	42,960	1,091,184
†VistaPrint	21,660	923,799
†Wright Express	29,430	749,582
		9,164,264
Consumer Durables – 2.87%
†Cavco Industries	40,000	1,013,200
*†Champion Enterprises	123,000	39,360
*†Jarden	84,010	1,575,188
*†Lumber Liquidators	24,120	380,131
*Thor Industries	22,600	415,162
Winnebago Industries	24,900	185,007
		3,608,048
Consumer Non-Durables – 9.26%
*Abercrombie & Fitch Class A	18,100	459,559
Advance Auto Parts	16,930	702,426
†Aeropostale	13,330	456,819
*†American Apparel	31,900	116,116
Bebe Stores	17,000	116,960

†BJ's Wholesale Club	25,510	822,187
†Carter's	18,840	463,652
*†Central European Distribution	14,300	379,951
†Charlotte Russe Holding	22,800	293,664
†Charming Shoppes	38,800	144,336
†Chico's FAS	31,000	301,630
*†Children's Place Retail Stores	5,000	132,150
Coach	9,000	241,920
*†Gymboree	15,360	544,973
†Hanesbrands	78,400	1,176,784
*†Hibbett Sports	5,000	90,000
*†Hot Topic	30,000	219,300
*†J. Crew Group	13,600	367,472
*†Lululemon Athletica	9,500	123,785
†New York & Co.	31,800	98,262
OfficeMax	66,550	417,934
*Pool	80,830	1,338,545
†Rush Enterprises Class A	33,200	386,780
*†Saks	43,800	194,034
*Talbots	46,000	248,400
*†True Religion Apparel	31,700	706,910
†Urban Outfitters	24,900	519,663
†Warnaco Group	18,000	583,200
		11,647,412
Consumer Services – 7.06%
†Avis Budget Group	30,800	174,020
*†Bally Technologies	36,790	1,100,757
†Brink’s Home Security Holdings	18,500	523,735
*†Buffalo Wild Wings	13,160	427,963
†Cheesecake Factory	28,900	499,970
*†Corinthian Colleges	73,170	1,238,768
†DreamWorks Animation Class A	11,150	307,629
*†Entravision Communications	50,000	24,000
*†Gaylord Entertainment	31,700	402,907
*†ITT Educational Services	10,500	1,056,930
*†Life Time Fitness	43,620	872,836
Knoll	30,200	228,916
Localiza Rent A Car	44,200	273,041
†Marvel Entertainment	19,200	683,328
*†Pinnacle Entertainment	55,100	511,879
†Salem Communications Class A	33,000	31,680
†TiVo	49,300	516,664
		8,875,023
Energy – 4.53%
†Arena Resources	15,120	481,572
†Atwood Oceanics	46,100	1,148,351
*†Carrizo Oil & Gas	50,200	860,930
†Complete Production Services	58,700	373,332
†FMC Technologies	31,700	1,191,286
†Karoon Gas Australia	35,431	259,345
†Oceaneering International	11,300	510,760
*†Quicksilver Resources	26,500	246,185
St. Mary Land & Exploration	18,740	391,104
†Tesco	6,700	53,198
†TETRA Technologies	22,800	181,488
		5,697,551
Financials – 8.81%
*Aaron Rents	15,000	447,300
Allied World Assurance Holdings	9,530	389,110
*†AmeriCredit	21,100	285,905
Associated Banccorp	13,000	162,500
Assured Guaranty	20,700	256,266
Berkshire Hills Bancorp	25,500	529,890
BOK Financial	7,500	282,525
CIT Group	30,000	64,500
First Citizens Bancshares Class A	1,100	147,015
*GATX	36,200	931,064
GFI Group	51,890	349,739
†Guaranty Bancorp	63,000	120,330
†H&E Equipment Services	55,100	515,185

International Bancshares	27,970	288,371
K-Fed Bancorp	72,000	660,960
Lakeland Financial	17,500	332,500
†Lancashire Holdings	72,425	554,823
MB Financial	39,300	400,467
†MF Global	71,000	421,030
†Signature Bank	21,387	580,015
†SVB Financial Group	16,600	451,852
*TCF Financial	32,500	434,525
Tower Group	15,000	371,700
Trico Bancshares	22,000	341,000
*Valley National Bancorp	81,675	955,597
ViewPoint Financial Group	37,500	571,125
Wilmington Trust	13,000	177,580
*†World Acceptance	3,000	59,730
		11,082,604
Health Care – 17.15%
*†Alexion Pharmaceuticals	17,300	711,376
*†Alkermes	42,820	463,312
*Allscripts-Misys Healthcare Solutions	49,800	789,828
*†Almost Family	13,260	346,219
†American Medical System Holdings	15,100	238,580
†Angiodynamics	4,100	54,407
†Auxilium Pharmaceuticals	26,700	837,846
*†BioMarin Pharmaceutical	16,600	259,126
†Celera	48,920	373,260
*†Cephalon	12,630	715,490
†Cepheid	10,000	94,200
†Cougar Biotechnology	13,390	575,234
†Cubist Pharmaceuticals	25,190	461,733
†Eclipsys	28,920	514,198
†Health Net	42,210	656,366
†Healthsouth	67,110	969,067
Herbalife	28,500	898,890
†ICON ADR	39,460	851,547
*†Idexx Laboratories	9,000	415,800
†Illumina	15,100	587,994
†Immucor	15,000	206,400
*†InterMune	8,900	135,280
*†Inverness Medical Innovations	28,010	996,595
*†IsoRay	101,000	25,250
†Ligand Pharmaceuticals Class B	70,620	201,973
†Luminex	22,600	419,004
*†Masimo	16,040	386,724
†Medarex	34,000	283,900
†Medicines	34,210	287,022
*†Myriad Genetics	20,280	722,982
†Myriad Pharmaceuticals	2,945	13,694
†Nektar Therapeutics	18,000	116,640
†NPS Pharmaceuticals	17,400	81,084
Omnicare	19,010	489,698
†Onyx Pharmaceuticals	12,180	344,207
*†OSI Pharmaceuticals	12,560	354,569
†Poniard Pharmaceuticals	1,100	6,567
†PSS World Medical	24,000	444,240
†Psychiatric Solutions	39,020	887,315
*Quality Systems	12,000	683,520
†Regeneron Pharmaceuticals	24,260	434,739
*†Savient Pharmaceuticals	10,500	145,530
†Seattle Genetics	27,600	268,272
SSL International	33,320	283,615
*†United Therapeutics	8,180	681,639
†Varian Medical Systems	9,080	319,071
*†Vertex Pharmaceuticals	11,220	399,881
†Volcano	40,810	570,524
†Zoll Medical	29,450	569,563
		21,573,971
Real Estate – 2.35%
BioMed Realty Trust	20,400	208,692
Corporate Office Properties Trust	15,800	463,414

DiamondRock Hospitality	71,970	450,532
Extra Space Storage	23,400	195,390
Kite Realty Group Trust	125,000	365,000
*Macerich	18,420	318,741
SL Green Realty	22,100	506,974
*Taubman Centers	16,680	448,025
		2,956,768
Technology – 23.08%
Amphenol Class A	24,100	762,524
†ANSYS	24,900	775,884
*†Atheros Communications	33,120	637,229
†BE Aerospace	47,200	677,792
†Blue Coat Systems	7,000	115,780
*†Cavium Networks	9,300	156,333
†CommScope	7,500	196,950
†Crown Castle International	80,000	1,921,599
†Entegris	70,000	190,400
*†Equinix	14,130	1,027,816
†eResearch Technology	26,600	165,186
†ESCO Technologies	9,500	425,600
*†FLIR Systems	40,900	922,704
†II-VI	25,700	569,769
†Informatica	42,300	727,137
†Integrated Device Technology	93,700	565,948
†IPG Photonics	69,500	762,415
Jabil Circuit	75,590	560,878
†Logitech International	3,180	44,520
†Microsemi	55,100	760,380
†Netgear	13,600	195,976
†NeuStar Class A	27,143	601,489
†Nice Systems ADR	36,620	844,823
†Novell	155,700	705,321
*†ON Semiconductor	260,860	1,789,500
*†Palm	27,800	460,646
†Plexus	47,490	971,645
†Polycom	97,960	1,985,648
†Red Hat	27,120	545,926
†RF Micro Devices	222,380	836,149
*†Riverbed Technology	24,240	562,126
Seagate Technology	108,670	1,136,688
†SRA International Class A	18,800	330,128
†Starent Networks	24,400	595,604
*†Stratasys	18,400	202,216
†Supertex	24,900	625,239
†Switch & Data Facilities	37,700	442,221
†Sykes Enterprises	30,740	556,087
†Teledyne Technologies	26,470	866,893
†Trimble Navigation	6,000	117,780
*†TW Telecom	133,000	1,365,910
†Virtusa	40,494	325,167
†Vocus	34,800	687,648
†Zebra Technologies	13,600	321,776
		29,039,450
Transportation – 3.15%
†CAI International	32,500	165,750
Con-Way	14,400	508,464
Copa Holdings Class A	13,670	558,009
*Heartland Express	42,000	618,241
†HUB Group Class A	23,090	476,578
Hunt (J.B.) Transport Services	16,240	495,807
*Nordic American Tanker Shipping	14,670	466,799
*Overseas Shipholding Group	9,800	333,592
†Tam ADR	33,100	344,571
		3,967,811
Total Common Stock (cost $130,140,539)		122,665,022

Exchange Traded Fund – 0.90%
iShares Russell 2000 Growth Index Fund	20,000	1,133,800
Total Exchange Traded Fund (cost $1,132,258)		1,133,800

Warrants – 0.00%
=†Isoray, exercise price $5.00, expiration date 3/22/11	28,000	0
@=†PMedicure Restricted PIPE	74,014	0
Total Warrants (cost $0)		0

	Principal
	Amount
≠Discount Note – 2.02%
Federal Home Loan Bank 0.01% 7/1/09	$2,534,284	2,534,284
Total Discount Note (cost $2,534,284)		2,534,284

≠U.S. Treasury Obligation – 0.49%
U.S. Treasury Bill 0.088% 7/23/09	621,772	621,737
Total U.S. Treasury Obligation (cost $621,737)		621,737

Total Value of Securities Before Securities Lending Collateral – 100.91%
(cost $134,428,818)		126,954,843
	Number of
	Shares
Securities Lending Collateral** – 19.39%
Investment Companies
Mellon GSL DBT II Collateral Fund	12,781,554	12,781,554
BNY Mellon SL DB II Liquidating Fund	11,908,482	11,610,550
†Mellon GSL Reinvestment Trust II	510,265	51
Total Securities Lending Collateral (cost $25,200,301)		24,392,155

Total Value of Securities – 120.30%
(cost $159,629,119)		151,346,998 ©
Obligation to Return Securities Lending Collateral** – (20.03%)		(25,200,301)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.27%)		(333,646)
Net Assets Applicable to 15,495,823 Shares Outstanding – 100.00%		$125,813,051

*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At June 30, 2009, the aggregate amount of restricted securities was $0 or 0.00% of the Fund's net assets.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $24,287,657 of securities loaned.

Summary of abbreviations:
ADR – American Depositary Receipt
PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust – Optimum Small-Mid Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$162,501,331
Aggregate unrealized appreciation	8,880,533
Aggregate unrealized depreciation	(20,034,866)
Net unrealized depreciation	$(11,154,333)

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $15,428,500 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$122,665,022	$-	$-	$122,665,022
Short-Term	-	2,534,284	-	2,534,284
Investment companies	1,133,800	-	-	1,133,800
U.S. Treasury Obligations	621,737	-	-	621,737
Securities Lending Collateral	12,781,554	11,610,550	51	24,392,155
Total	$137,202,113	$14,144,834	$51	$151,346,998

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/09	$-
Net change in unrealized
appreciation/depreciation	(510,214)
Net transfers in and/or out of Level 3	510,265
Balance as of 6/30/09	$51

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(510,214)

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $24,287,657, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

June 30, 2009

	Number of
	Shares	Value
Common Stock – 91.42%
Basic Industry – 13.47%
Airgas	17,200	$697,116
Albany International	105,000	1,194,900
Albemarle	27,000	690,390
Allegheny Technologies	9,100	317,863
AMETEK	12,500	432,250
AptarGroup	20,900	705,793
Ashland	35,000	981,750
Brady Class A	27,000	678,240
Carlisle	20,000	480,800
Chemtura	75,000	18,000
Cliffs Natural Resources	14,300	349,921
Crane	35,000	780,850
Cytec Industries	26,000	484,120
*Eastman Chemical	30,100	1,140,790
FMC	12,000	567,600
Kaiser Aluminum	18,500	664,335
†Kapstone Paper & Packaging	145,000	680,050
Lennox International	21,700	697,438
†OM Group	14,000	406,280
Quanex	41,000	460,020
†Solutia	44,000	253,440
Spartech	50,000	459,500
†Trex	34,500	461,265
		13,602,711
Business Services – 6.48%
†Brink's Home Security Holding	24,800	702,088
Courier	46,718	712,917
Deluxe	22,000	281,820
Donnelley (R.R.) & Sons	67,500	784,350
Ennis	73,890	920,669
Factset Research Systems	7,400	369,038
Manpower	8,500	359,890
†MPS Group	110,000	840,400
Total System Services	52,800	706,992
†TrueBlue	8,000	67,200
†WESCO International	32,000	801,280
		6,546,644
Capital Spending – 8.44%
*Acuity Brands	32,000	897,600
†Advanced Energy Industries	86,825	780,557
†AGCO	12,000	348,840
Cummins	20,000	704,200
†Gardner Denver	14,700	369,999
Gorman-Rupp	3,500	70,595
*Granite Construction	21,700	722,176
Hubbell Class B	20,000	641,200
IDEX	12,000	294,840
†Jacobs Engineering Group	17,000	715,530
Kennametal	65,000	1,246,700
Tennant	31,600	581,124
Tyco International	25,000	649,500
†URS	7,600	376,352
Wabash National	178,200	124,740
		8,523,953
Consumer Cyclical – 7.01%
Alberto-Culver	27,000	686,610
*Barnes Group	90,000	1,070,100
*Ethan Allen Interiors	104,800	1,085,728

†Exide Technologies	200,890	749,320
Hooker Furniture	68,752	789,273
Knoll	105,000	795,900
*Leggett & Platt	27,000	411,210
Stanley Works	22,000	744,480
Tupperware	28,600	744,172
		7,076,793
Consumer Services – 6.67%
†Bally Technologies	5,500	164,560
†BJ's Wholesale Club	21,200	683,276
†Collective Brands	88,000	1,282,161
†Dress Barn	45,700	653,510
Foot Locker	90,500	947,535
†Genesco	31,500	592,515
Ingles Markets Class A	50,806	774,283
†RSC Holdings	36,000	241,920
†Rush Enterprises Class A	49,500	576,675
*Sturm Ruger & Co.	66,292	824,672
		6,741,107
Consumer Staples – 3.37%
Bunge	6,500	391,625
†Chiquita Brands International	94,373	968,267
†Dr Pepper Snapple Group	31,300	663,247
Molson Coors Brewing Class B	15,700	664,581
Smucker (J.M.)	14,800	720,168
		3,407,888
Energy – 4.81%
Cabot Oil & Gas	23,700	726,168
*CARBO Ceramics	9,000	307,800
Gulf Island Fabrication	53,760	851,021
†Newpark Resources	241,850	689,273
†Plains Exploration & Production	26,500	725,040
Southern Union	85,000	1,563,149
		4,862,451
Financial Services – 12.24%
*†Alleghany	1,418	384,278
American Equity Investment Life Holding	185,220	1,033,528
AXIS Capital Holdings	28,400	743,512
CFS Bancorp	6,445	27,262
Commerce Bancshares	16,800	534,744
Dime Community Bancshares	92,750	844,953
Eaton Vance	26,000	695,500
Everest Re Group	10,100	722,857
†FPIC Insurance Group	24,915	762,897
Horace Mann Educators	85,950	856,922
Hudson City Bancorp	55,700	740,253
†LaBranche	121,160	520,988
Lazard Class A	25,300	681,076
*Old National Bancorp	52,650	517,023
People's United Financial	46,300	696,352
Safety Insurance Group	11,700	357,552
*Suffolk Bancorp	41,645	1,067,777
Transatlantic Holdings	10,700	463,631
Willis Group Holdings	27,600	710,148
		12,361,253
Health Care – 6.23%
†AMEDISYS	10,800	356,616
†Conmed	21,800	338,336
DENTSPLY International	22,700	692,804
†Laboratory Corp. of America Holdings	11,900	806,701
†LifePoint Hospitals	29,720	780,150
Mead Johnson Nutrition Class A	22,600	718,002
†Natus Medical	19,000	219,260
Pharmaceutical Product Development	13,000	301,860
†RehabCare Group	27,113	648,814
STERIS	26,000	678,080
Universal Health Services Class B	15,300	747,405
		6,288,028

Real Estate – 1.08%
Equity Lifestyle Properties	10,100	375,518
Healthcare Realty Trust	42,300	711,909
		1,087,427
Technology – 18.14%
*†3Com	214,850	1,011,944
Agilysys	1,760	8,237
†Alliant Techsystems	8,200	675,352
Amphenol Class A	11,400	360,696
†CACI International Class A	16,700	713,257
†Checkpoint Systems	88,000	1,380,720
†CIBER	189,725	588,148
Cohu	74,210	666,406
†Commscope	7,100	186,446
Ducommun	45,970	863,776
†Esterline Technologies	35,000	947,450
†Fairchild Semiconductor International	86,000	601,140
†Flextronics International	379,999	1,561,795
†Gerber Scientific	71,800	179,500
Harris	17,000	482,120
†Intermec	40,000	516,000
*†LeCroy	50,000	187,500
†McAfee	16,100	679,259
Methode Electronics	119,708	840,350
†Plexus	4,000	81,840
Rockwell Automation	13,000	417,560
†Rudolph Technologies	164,089	905,771
†Stratasys	10,000	109,900
*†Sybase	21,900	686,346
†Teradyne	68,000	466,480
*†Thermo Fisher Scientific	33,500	1,365,795
†VASCO Data Security International	104,478	763,734
†Vishay Intertechnology	158,000	1,072,820
		18,320,342
Transportation – 1.66%
Alexander & Baldwin	29,300	686,792
Robinson (C.H.) Worldwide	7,000	365,050
SkyWest	58,860	600,372
*†YRC Worldwide	12,700	21,971
		1,674,185
Utilities – 1.82%
DPL	32,100	743,757
DTE Energy	11,700	374,400
Wisconsin Energy	17,700	720,567
		1,838,724
Total Common Stock (cost $100,724,118)		92,331,506

	Principal
	Amount
≠Discount Note – 7.69%
Federal Home Loan Bank 0.01% 7/1/09	$7,762,650	7,762,650
Total Discount Note (cost $7,762,650)		7,762,650

≠U.S. Treasury Obligation – 1.89%
Treasury Bill 0.088% 7/23/09	1,904,523	1,904,416
Total U.S. Treasury Obligation (cost $1,904,416)		1,904,416

Total Value of Securities Before Securities Lending Collateral – 101.00%
(cost $110,391,184)		101,998,572

	Number of
	Shares
Securities Lending Collateral** – 9.42%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,501,034	2,501,034
BNY Mellon SL DB II Liquidating Fund	7,194,808	7,014,805
†Mellon GSL Reinvestment Trust II	263,528	26
Total Securities Lending Collateral (cost $9,959,370)		9,515,865

Total Value of Securities – 110.42%
(cost $120,350,554)		111,514,437	©

Obligation to Return Securities Lending Collateral** – (9.86%)	(9,959,370)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.56%)	(563,354)
Net Assets Applicable to 14,083,451 Shares Outstanding – 100.00%	$100,991,713

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes."
©Includes $9,606,842 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Small-Mid Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$121,611,237
Aggregate unrealized appreciation	7,250,434
Aggregate unrealized depreciation	(17,347,234)
Net unrealized depreciation	$(10,096,800)

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $4,768,767 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$92,331,506	$-	$-	$92,331,506
U.S. Treasury Obligation	1,904,416	-	-	1,904,416
Short-Term	-	7,762,650	-	7,762,650
Securities Lending Collateral	2,501,034	7,014,805	26	9,515,865
Total	$96,736,956	$14,777,455	$26	$111,514,437

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/09	$-
Net change in unrealized
appreciation/depreciation	(263,502)
Net transfers in and/or out of Level 3	263,528
Balance as of 6/30/09	$26

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(263,502)

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $9,606,842, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum International Fund

June 30, 2009

	Number of	Value
	Shares	(U. S. $)
Common Stock – 96.06%Δ
Australia – 6.16%
Amcor	180,942	$727,061
BHP Billiton	11,300	315,929
Foster's Group	437,500	1,814,328
National Australia Bank	96,787	1,748,922
Oil Search	53,100	233,463
Santos	27,100	319,478
Telstra	861,144	2,350,748
Wesfarmers	66,272	1,208,729
Woodside Petroleum	7,300	254,002
WorleyParsons	12,500	239,663
		9,212,323
Austria – 0.14%
OMV	5,700	213,367
		213,367
Belgium – 0.89%
*Anheuser-Busch InBev	13,000	469,305
Fortis (Amsterdam Exchange)	136,095	463,822
†Fortis Strip	48,482	68
Umicore	17,700	401,408
		1,334,603
Bermuda – 0.49%
Catlin Group	29,739	157,261
Hiscox	58,200	277,370
*Seadrill	21,300	303,947
		738,578
Brazil – 0.34%
†BM&F Bovespa	32,200	192,337
Cemig ADR	23,750	319,200
		511,537
Canada – 3.41%
Bank of Nova Scotia	6,400	238,930
Canadian Natural Resources	6,000	315,670
Canadian Oil Sands Trust	16,900	403,810
†Eldorado Gold	37,300	336,102
EnCana	8,900	441,309
Ensign Energy Services	16,100	235,330
Imperial Oil	9,300	360,789
Kinross Gold	17,500	318,989
Nexen	31	674
Potash Corp. of Saskatchewan	2,900	269,845
†Research in Motion	4,400	312,620
Royal Bank of Canada	8,520	348,477
Shoppers Drug Mart	8,900	382,538
Suncor Energy	10,200	310,196
†Thompson Creek Metals	21,800	223,051
Toronto-Dominion Bank	7,400	382,328
Trican Well Service	25,600	220,551
		5,101,209
*China – 1.80%
†AirMedia Group ADR	18,500	119,140
*China Construction Bank Class H	918,700	712,446
China Life Insurance Class H	57,000	209,616
*China Railway Construction Class H	192,500	297,075
*†Focus Media Holding ADR	22,100	178,126
*Guangzhou R&F Properties Class H	104,500	234,622
*Industrial & Commercial Bank of China Series H	946,400	659,436
Noah Education Holdings ADR	12,600	48,888
PetroChina ADR	2,100	232,008
		2,691,357

Czech Republic – 0.21%
CEZ	7,000	315,251
		315,251
Denmark – 0.76%
Novo Nordisk Class B	3,900	210,779
*TrygVesta	3,900	229,874
†Vestas Wind Systems	9,800	702,201
		1,142,854
Finland – 0.95%
Nokia	19,900	291,378
Nokia ADR	18,400	268,272
Outokumpu	16,700	287,853
UPM-Kymmene	65,052	566,572
		1,414,075
France – 8.18%
*AXA	20,600	386,857
*BNP Paribas	5,200	337,301
Carrefour	55,491	2,367,471
*Compagnie de Saint-Gobain	39,585	1,322,715
Compagnie Generale des Etablissements Michelin Class B	6,200	353,081
*Credit Agricole	7,500	93,364
France Telecom	80,465	1,823,691
†GDF Suez	8,820	12
PPR	3,600	293,625
*Societe Generale	25,252	1,377,148
*Sodexo	6,400	328,432
Technip	4,800	234,879
*Total	57,952	3,127,566
Unibail-Rodamco	1,300	193,556
		12,239,698
Germany – 4.34%
Allianz	2,600	238,518
Bayerische Motoren Werke	13,900	523,044
Deutsche Bank	4,000	242,520
Deutsche Boerse	2,900	224,716
Deutsche Telekom	138,042	1,620,464
Fresenius Medical Care	6,100	273,255
Gerry Weber International	13,904	353,932
MAN	6,500	397,469
RWE	28,795	2,273,674
*Salzgitter	3,900	341,859
		6,489,451
Hong Kong – 4.66%
Beijing Enterprises Holdings	76,200	380,513
Cheung Kong Holdings	21,000	241,435
China Mobile	39,900	399,520
*China Unicom Hong Kong	162,000	214,470
CNOOC ADR	1,900	233,757
Hang Seng Bank	17,000	239,100
*Hong Kong Electric Holdings	244,000	1,356,973
*Hong Kong Exchanges & Clearing	25,100	390,917
Huabao International Holdings	429,700	415,844
Jardine Matheson Holdings	15,200	416,784
New World Development	225,800	408,485
†Rexcapital Financial Holdings	2,600,000	201,293
Sun Hung Kai Properties	32,700	408,439
Wharf Holdings	293,875	1,245,667
Wheelock	62,200	160,358
Wing Hang Bank	29,500	258,461
		6,972,016
Indonesia – 0.28%
Bank Negara Indonesia Persero	2,445,700	412,109
		412,109
Ireland – 0.14%
Covidien	5,400	202,176
		202,176
Israel – 0.23%
Teva Pharmaceutical Industries ADR	7,000	345,380
		345,380

Italy – 2.58%
Assicurazioni Generali	8,008	166,334
Benetton Group	28,000	245,830
Intesa Sanpaolo	536,003	1,725,254
Parmalat	100,100	241,331
*Terna	68,700	228,835
*UBI Banca	17,800	231,421
UniCredit	407,334	1,025,458
		3,864,463
Japan – 19.63%
Air Water	34,900	381,860
Amada	54,000	335,783
Astellas Pharma	43,600	1,547,929
*Bank of Kyoto	21,700	201,614
*Canon	80,000	2,624,312
Geo	300	247,898
Honda Motor	12,900	356,213
Hosiden	11,900	151,823
INPEX	60	480,847
ITOCHU	79,300	553,198
*Japan Prime Realty Investment	100	216,963
†Kamigumi	45,800	387,015
Kao	88,000	1,922,973
Kawasaki Kisen Kaisha	88,000	363,584
KDDI	273	1,451,012
Kintetsu World Express	22,100	527,665
Kurita Water Industries	13,800	446,964
Marubeni	109,000	484,294
*Matsui Securities	28,300	257,353
Mitsubishi Estate	6,300	105,360
Mitsubishi Materials	54,600	170,607
Mitsubishi UFJ Financial Group	69,600	432,065
Mitsui Chemicals	112,100	359,586
Mitsui Fudosan	6,000	104,827
*†Mizuho Financial Group	57,989	136,048
Mizuho Securities	104,000	327,126
Nihon Nohyaku	47,000	436,676
Nintendo	900	248,801
Nippon Express	71,600	326,299
Nitto Denko	28,600	872,874
NSK	81,000	412,021
†Seino Holdings	53,200	443,471
Sekisui House	85,000	864,736
Seven & I Holdings	60,500	1,425,672
*Shimano	10,400	398,381
Sumitomo Mitsui Financial Group	6,700	273,342
Sumitomo Trust & Banking	24,300	131,174
Takeda Pharmaceutical	61,700	2,408,305
Tokio Marine Holdings	53,600	1,485,643
Tokyo Electric Power	16,200	417,066
Tokyo Steel Manufacturing	25,100	305,901
Toyo Seikan Kaisha	19,500	413,968
*Toyo Suisan Kaisha	13,000	268,151
Toyota Motor	45,400	1,729,658
West Japan Railway	224	741,783
Yamato Holdings	31,800	424,528
Yamato Kogyo	13,200	391,218
*Zeon	97,000	379,622
		29,374,209
Luxembourg – 0.99%
*ArcelorMittal	19,500	639,688
*†Millicom International Cellular	6,800	382,568
SES	24,200	461,251
		1,483,507
Malaysia – 0.42%
AMMB Holdings	248,100	238,571
Bumiputra-Commerce Holdings	149,200	384,143
		622,714
Mexico – 0.27%
Fomento Economico Mexicano ADR	12,600	406,224
		406,224

Netherlands – 2.02%
Asm Holding	11,100	240,315
Corio	2,100	102,082
Heineken	12,300	456,110
ING Groep CVA	64,456	648,346
†QIAGEN NV	20,700	382,348
Reed Elsevier	102,175	1,123,905
Wereldhave	1,000	74,333
		3,027,439
New Zealand – 0.54%
Telecom Corp. of New Zealand	462,495	813,690
		813,690
Norway – 0.70%
*Norsk Hydro ASA	55,500	284,697
StatoilHydro ASA	14,900	293,222
Yara International ASA	17,000	475,661
		1,053,580
Peru – 0.30%
Compaigne de Minas Buenaventura ADR	18,600	446,958
		446,958
Philippines – 0.24%
Philippine Long Distance Telephone ADR	7,200	357,984
		357,984
Republic of Korea – 1.48%
GS Engineering & Construction	7,300	423,753
Hyundai Development	12,400	392,485
Korean Air Lines	5,800	161,971
LG Chem	3,620	396,133
LG Electronics	3,200	293,728
Samsung Electronics	1,160	538,687
		2,206,757
Russia – 0.16%
Vimpel-Communications ADR	20,300	238,931
		238,931
Singapore – 3.30%
CapitaLand	94,700	242,569
DBS Group Holdings	54,000	439,934
Oversea-Chinese Banking	207,649	957,674
Singapore Telecommunications	762,600	1,579,537
United Overseas Bank	120,300	1,219,279
†Wilmar International	146,000	506,020
		4,945,013
South Africa – 0.81%
Naspers	20,300	534,211
Sasol	19,298	675,405
		1,209,616
Spain – 5.02%
Banco Bilbao Vizcaya Argentaria	2	26
*Banco Santander	153,507	1,842,913
*Iberdrola	257,766	2,089,567
Iberdrola Renovables	64,000	292,169
Inditex	8,700	416,934
Telefonica	127,235	2,876,567
		7,518,176
Sweden – 0.44%
Nordea Bank	44,000	348,392
Volvo Class B	50,100	309,043
		657,435
Switzerland – 4.16%
Alcon	3,800	441,256
Nestle	26,300	990,471
Novartis	72,756	2,948,943
Roche Holding	6,000	815,609
*Sonova Holding	5,100	414,459
Xstrata	33,900	366,781
Zurich Financial Services	1,400	246,615
		6,224,134

Taiwan – 3.27%
Asustek Computer	270,001	350,031
AU Optronics ADR	39,300	380,425
China Airlines	655,600	162,005
Chunghwa Telecom ADR	58,583	1,161,701
GeoVision	37,000	167,772
HTC	25,000	353,013
Mega Financial Holding	540,700	248,465
†Polaris Securities	499,900	251,776
Siliconware Precision Industries ADR	44,900	278,381
Taiwan Semiconductor Manufacturing	363,000	604,264
Taiwan Semiconductor Manufacturing ADR	72,452	681,773
†Yuanta Financial Holding	373,400	251,130
		4,890,736
Thailand – 0.66%
Bangkok Bank Public	125,000	396,243
Banpu Public	3,100	30,481
Banpu Public Class F	20,000	198,415
Siam Commercial Bank Class F	162,700	358,160
		983,299
United Kingdom – 16.09%
*Aberdeen Asset Management	49,500	100,754
*ARM Holdings	150,500	296,432
Aviva	122,585	688,559
Barclays	107,100	498,351
Bellway	1,100	11,019
BG Group	106,168	1,779,430
BP	376,476	2,958,669
Britvic	91,500	420,269
Cable & Wireless	174,700	382,746
Compass Group	157,478	884,553
†Dana Petroleum	11,500	265,002
De La Rue	26,100	391,300
*Domino's Pizza	107,800	365,257
*GKN	206,839	421,859
GlaxoSmithKline	184,482	3,243,730
Greene King	54,100	344,367
Hays	176,500	249,664
HSBC Holdings	89,507	739,860
*ICAP	28,700	212,780
Imperial Tobacco Group	23,400	607,346
Inchcape	1,132,000	353,764
Intercontinental Hotels Group	25,000	256,383
Legal & General Group	175,400	163,780
Next	16,300	394,379
*Persimmon	33,000	189,974
†Premier Oil	13,444	241,700
Prudential	44,500	303,022
Rightmove	46,400	268,451
Royal Dutch Shell Class A	81,176	2,026,518
Royal Dutch Shell Class B	36,200	908,607
Standard Chartered	13,700	256,885
Tesco	71,600	416,309
Unilever	122,848	2,879,360
Vodafone Group	144,925	279,492
Vodafone Group ADR	14,400	280,656
		24,081,227
Total Common Stock (cost $154,077,553)		143,742,076

Preferred Stock – 0.48%
Brazil – 0.48%
Banco Bradesco	17,600	258,778
Itau Unibanco Banco Multiplo	12,500	197,128
Usinas Siderurgicas de Minas Gerais Class A	11,800	252,717
Total Preferred Stock (cost $479,080)		708,623

Rights – 0.00%
=Fortis	181,195	0
†Unione di Banche Italiane	20,000	1,366
Total Rights (cost $0)		1,366

Warrant – 0.00%
†Unione di Banche Italiane	20,000	0
Total Warrant (cost $0)		0

	Principal
	Amount
	(U.S. $)
≠Discount Note – 2.33%
Federal Home Loan Bank 0.01% 7/1/09	$3,489,057	3,489,057
Total Discount Note (cost $3,489,057)		3,489,057

≠U.S. Treasury Obligation – 0.57%
U.S. Treasury Bill 0.088% 7/23/09	856,021	855,973
Total U.S. Treasury Obligation (cost $855,973)		855,973

Total Value of Securities Before Securities Lending Collateral – 99.44%
(cost $158,901,663)		148,797,095

	Number of
	Shares
Securities Lending Collateral** – 10.60%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,556,761	5,556,761
BNY Mellon SL DB II Liquidating Fund	10,576,393	10,311,788
†Mellon GSL Reinvestment Trust II	653,686	65
Total Securities Lending Collateral (cost $16,786,840)		15,868,614

Total Value of Securities – 110.04%
(cost $175,688,503)		164,665,709	©
Obligation to Return Securities Lending Collateral** – (11.22%)		(16,786,840)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.18%		1,761,435
Net Assets Applicable to 17,428,186 Shares Outstanding – 100.00%		$149,640,304

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
**See Note 4 in “Notes”
*Securities listed and traded on the Hong Kong Stock Exchange.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
©Includes $15,952,983 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CVA – Dutch Certificate
CZK – Czech Koruna
DKK – Danish Krone
EUR– European Monetary Unit
GBP– British Pound Sterling
HKD – Hong Kong Dollar
IDR – Indonesia Rupiah
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SGD – Singapore Dollar
USD – United States Dollar

The following foreign currency exchange contracts and forward foreign cross currency exchange contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	3,413,000	USD	(2,744,492)	7/15/09	$469
CAD	1,362,000	USD	(1,181,603)	7/15/09	(10,453)
CHF	311,000	USD	(286,530)	7/1/09	(299)
CHF	1,771,000	USD	(1,630,905)	7/15/10	(646)

CZK	(5,279,000)	USD	281,664	7/15/09	(3,559)
DKK	1,121,000	USD	(211,877)	7/2/09	(785)
DKK	(2,607,000)	USD	492,760	7/15/09	1,955
EUR	3,681,000	USD	5,177,812	7/15/09	(15,149)
GBP	(595,000)	USD	982,208	7/15/09	3,563
HKD	213,000	USD	(27,484)	7/2/09	1
HKD	(14,648,500)	USD	1,890,307	7/15/09	(97)
IDR	767,513,613	USD	175,283	7/1/09	(92)
MYR	237,343	USD	(67,060)	7/1/09	461
MYR	165,494	USD	(47,073)	7/2/09	6
MYR	190,553	USD	(54,191)	7/3/09	(54,191)
NOK	1,927,000	USD	(298,629)	7/15/09	789
NZD	91,000	USD	59,041	7/1/09	(400)
NZD	151,000	USD	(98,377)	7/2/09	(1,076)
SGD	(1,407,000)	USD	967,822	7/15/09	(3,427)
					$(82,930)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum International Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$177,727,585
Aggregate unrealized appreciation	12,236,087
Aggregate unrealized depreciation	(25,297,963)
Net unrealized depreciation	$(13,061,876)

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $2,202,347 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$143,742,076	$-	$-	$143,742,076
Short-Term	-	3,489,057	-	3,489,057
U.S. Treasury Obligations	855,973	-	-	855,973
Securities Lending Collateral	5,556,761	10,311,788	65	15,868,614
Other	-	709,989	-	709,989
Total	$150,154,810	$14,510,834	$65	$164,665,709

Derivatives	$-	$(82,930)	$-	$(82,930)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/09	$-
Net change in unrealized
appreciation/depreciation	(653,621)
Net transfers in and/or out of Level 3	653,686
Balance as of 6/30/09	$65

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(653,621)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $15,952,983, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

June 30, 2009

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 13.98%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39	USD	29,243	$31,894
Series 2001-T8 A2 9.50% 7/25/41		14,977	16,310
Series 2002-T4 A3 7.50% 12/25/41		100,985	109,127
Series 2004-T1 1A2 6.50% 1/25/44		43,811	46,652
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		29,707	32,077
Series 1999-19 PH 6.00% 5/25/29		873,254	933,254
Series 2001-14 Z 6.00% 5/25/31		62,402	66,486
Series 2002-90 A1 6.50% 6/25/42		19,714	20,993
Series 2002-90 A2 6.50% 11/25/42		80,727	82,565
Series 2003-122 AJ 4.50% 2/25/28		106,246	108,411
Series 2005-22 HE 5.00% 10/25/33		740,000	764,659
Series 2005-29 QD 5.00% 8/25/33		816,000	841,347
Series 2005-54 AK 4.50% 9/25/32		757,580	775,523
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,476,161
Series 2005-110 MB 5.50% 9/25/35		679,838	709,408
•Series 2007-2 SM 6.436% 2/25/37		14,757,773	1,386,720
Series 2007-30 OE 0.881% 4/25/37		11,546,182	9,936,132
Series 2008-24 ZA 5.00% 4/25/38		15,965,344	15,305,181
Series 2008-70 BA 4.00% 6/25/21		8,171,115	8,396,856
•Series 2009-2 AS 5.386% 2/25/39		45,586,305	3,404,463
Fannie Mae Whole Loan
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,058,594
Series 2004-W9 2A1 6.50% 2/25/44		53,634	57,112
Series 2004-W11 1A2 6.50% 5/25/44		152,782	164,217
Series 2004-W15 1A1 6.00% 8/25/44		268,011	283,379
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		186,619	193,341
Series 2165 PE 6.00% 6/15/29		915,738	962,384
Series 2326 ZQ 6.50% 6/15/31		332,611	356,292
Series 2497 BM 5.00% 2/15/22		187,676	193,896
Series 2504 J 5.50% 5/15/16		993,416	1,013,051
Series 2557 WE 5.00% 1/15/18		732,415	779,300
Series 2662 MA 4.50% 10/15/31		199,376	203,480
Series 2755 LE 4.00% 9/15/30		557,000	551,035
Series 2762 LG 5.00% 9/15/32		2,000,000	2,077,316
Series 2802 NE 5.00% 2/15/33		700,000	727,330
Series 2827 TE 5.00% 4/15/33		1,335,000	1,387,536
Series 2840 OE 5.00% 2/15/33		1,800,000	1,854,738
Series 2864 PE 5.00% 6/15/33		1,095,000	1,135,400
Series 2869 BG 5.00% 7/15/33		224,000	231,429
Series 2881 TE 5.00% 7/15/33		1,080,000	1,111,750
Series 2889 OG 5.00% 5/15/33		117,000	120,188
Series 2890 PC 5.00% 7/15/30		265,000	278,002
Series 2890 PD 5.00% 3/15/33		1,265,000	1,302,358
Series 2893 PD 5.00% 2/15/33		65,000	67,292
Series 2915 KD 5.00% 9/15/33		447,000	459,174
Series 2938 ND 5.00% 10/15/33		1,050,000	1,079,085
Series 2939 PD 5.00% 7/15/33		665,000	681,108
Series 2941 XD 5.00% 5/15/33		2,690,000	2,755,106
Series 2987 KG 5.00% 12/15/34		1,430,000	1,469,114
Series 3022 MB 5.00% 12/15/28		260,000	270,665
Series 3131 MC 5.50% 4/15/33		445,000	465,431
Series 3145 LN 4.50% 10/15/34		1,296,888	1,340,377
Series 3154 PJ 5.50% 3/15/27		626,141	644,135
•Series 3211 SN 6.88% 9/15/36		11,444,772	1,121,896
•Series 3289 SA 6.43% 3/15/37		11,431,693	1,088,729
Series 3337 PB 5.50% 7/15/30		505,000	523,157
Series 3476 Z 5.50% 7/15/38		10,515,881	10,643,314
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		34,449	35,994
Series T-58 2A 6.50% 9/25/43		19,876	21,119

•GNMA
Series 2007-26 SW 5.89% 5/20/37	22,986,335	1,284,688
Series 2007-64 AI 6.24% 10/20/37	45,374,064	2,888,295
Series 2008-65 SB 5.69% 8/20/38	15,288,301	905,492
Series 2009-2 SE 5.51% 1/20/39	41,171,762	2,716,533
Total Agency Collateralized Mortgage Obligations (cost $82,588,850)		92,947,051

Agency Mortgage-Backed Securities – 15.27%
Fannie Mae
5.50% 1/1/13	161,153	163,664
5.50% 3/1/37	708,990	730,142
5.50% 7/1/37	1,815,468	1,869,631
*6.00% 7/1/38	11,487,404	11,986,612
6.50% 8/1/17	93,903	99,448
•Fannie Mae ARM
5.041% 10/1/33	77,061	78,458
5.046% 8/1/35	287,263	298,756
5.14% 11/1/35	444,145	461,202
5.916% 8/1/37	730,553	763,999
5.997% 7/1/37	1,819,062	1,914,741
Fannie Mae Relocation 30 yr
5.00% 11/1/33	29,588	29,947
5.00% 1/1/34	103,465	104,723
5.00% 2/1/34	53,916	54,571
5.00% 8/1/34	101,497	102,730
5.00% 11/1/34	148,651	150,456
5.00% 4/1/35	232,127	234,947
5.00% 10/1/35	180,346	182,537
5.00% 1/1/36	497,936	503,985
Fannie Mae S.F. 15 yr
4.50% 8/1/18	763,423	792,020
4.50% 7/1/20	1,736,667	1,799,006
5.00% 2/1/21	1,744,625	1,817,572
5.00% 5/1/21	207,819	216,963
Fannie Mae S.F. 20 yr
5.50% 7/1/24	742,380	772,178
5.50% 10/1/24	239,797	249,422
5.50% 12/1/24	771,947	802,932
Fannie Mae S.F. 30 yr
4.50% 3/1/39	470,597	470,272
5.00% 12/1/36	514,740	525,899
5.00% 12/1/37	394,316	402,125
5.00% 1/1/38	641,459	654,163
5.00% 2/1/38	308,329	314,418
5.50% 12/1/32	493,908	512,965
5.50% 7/1/33	1,215,240	1,260,989
5.50% 12/1/33	188,787	195,894
5.50% 4/1/34	2,870,200	2,976,624
5.50% 5/1/34	829,834	861,074
5.50% 6/1/34	976,446	1,012,595
5.50% 7/1/34	1,631,144	1,691,531
5.50% 2/1/35	4,751,859	4,929,923
5.50% 9/1/36	2,252,437	2,335,825
6.00% 9/1/36	613,649	642,809
*6.00% 4/1/38	12,709,053	13,298,365
6.00% 8/1/38	6,981,007	7,304,712
6.50% 11/1/33	36,165	38,788
6.50% 2/1/36	802,717	860,251
6.50% 3/1/36	1,416,576	1,511,116
6.50% 6/1/36	1,692,631	1,805,595
6.50% 8/1/36	1,117,233	1,191,795
6.50% 11/1/36	970,949	1,035,748
6.50% 4/1/37	1,205,788	1,285,884
6.50% 8/1/37	1,632,387	1,740,819
6.50% 10/1/37	1,449,200	1,545,464
6.50% 11/1/37	1,318,006	1,405,556
6.50% 2/1/38	2,012,962	2,146,561
7.00% 2/1/38	1,626,292	1,766,664
7.00% 3/1/38	1,493,597	1,622,516
7.50% 3/1/32	1,753	1,907
7.50% 4/1/32	6,973	7,583
7.50% 6/1/32	4,805	5,225

Fannie Mae S.F. 30 yr TBA 4.50% 7/1/39	4,005,000	3,996,236
•Freddie Mac ARM
4.408% 12/1/33	159,706	162,250
5.164% 4/1/34	9,206	9,479
5.51% 2/1/38	1,905,168	1,987,130
5.677% 7/1/36	297,170	310,809
5.853% 5/1/37	1,985,905	2,086,039
Freddie Mac Relocation 30 yr 5.00% 9/1/33	4,447	4,495
Freddie Mac S.F. 15 yr
¥4.50% 5/1/20	988,086	1,015,835
5.00% 6/1/18	328,314	341,320
Freddie Mac S.F. 20 yr
5.50% 10/1/23	635,435	661,147
5.50% 8/1/24	150,726	156,697
Freddie Mac S.F. 30 yr
5.00% 4/1/35	559,364	572,016
*5.00% 7/1/38	704,926	717,966
6.50% 11/1/33	68,549	73,392
6.50% 1/1/35	434,249	465,469
6.50% 5/1/37	61,119	65,022
6.50% 8/1/38	641,013	681,955
7.00% 1/1/38	703,814	757,680
Freddie Mac S.F. 30 yr TBA
4.00% 7/1/39	2,135,000	2,069,283
5.00% 7/1/39	1,035,000	1,052,466
GNMA I S.F. 30 yr 7.00% 12/15/34	676,526	733,712
GNMA II 6.00% 4/20/34	51,862	53,926
Total Agency Mortgage-Backed Securities (cost $97,395,625)		101,516,621

Commercial Mortgage-Backed Securities – 3.30%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	420,000	382,200
Series 2007-1A D 5.957% 4/15/37	120,000	105,000
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.389% 6/10/39	415,000	374,415
•Series 2005-1 A5 5.083% 11/10/42	675,000	589,971
•Series 2005-6 AM 5.179% 9/10/47	255,000	158,101
Series 2006-4 A4 5.634% 7/10/46	595,000	469,507
•Series 2007-2 A2 5.634% 4/10/49	3,710,000	3,368,459
•Series 2007-3 A4 5.658% 6/10/49	250,000	176,912
•Series 2007-4 AM 5.811% 2/10/51	340,000	169,695
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	305,000	271,326
•Series 2005-T20 A4A 5.15% 10/12/42	500,000	430,098
•Series 2006-PW12 A4 5.719% 9/11/38	895,000	778,358
Series 2006-PW14 A4 5.201% 12/11/38	500,000	415,387
Series 2007-PW15 A4 5.331% 2/11/44	630,000	509,862
•Series 2007-PW16 A4 5.717% 6/11/40	320,000	262,617
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	245,002	249,154
•Series 2005-C6 A5A 5.116% 6/10/44	535,000	435,881
Series 2006-C7 A2 5.69% 6/10/46	260,000	244,750
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.551% 2/15/39	140,000	126,250
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	175,000	173,250
Series 2006-1A B 5.362% 11/15/36	675,000	661,500
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	325,000	331,325
Series 2007-C1 A2 5.417% 12/10/49	2,830,000	2,455,197

Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	570,000	508,171
Series 2005-GG4 A4 4.761% 7/10/39	510,000	393,144
Series 2005-GG4 A4A 4.751% 7/10/39	515,000	437,215
•Series 2006-GG6 A4 5.553% 4/10/38	500,000	411,782
@•#Series 2006-RR3 A1S 144A 5.66% 7/18/56	505,000	95,950
•Series 2007-GG10 A4 5.805% 8/10/45	670,000	506,299
•#Series 2007-GG10 J 144A 5.805% 8/10/45	1,956,000	102,565
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	440,000	406,523
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	420,000	416,099
Series 2002-C2 A2 5.05% 12/12/34	465,000	441,320
Series 2003-C1 A2 4.985% 1/12/37	130,000	121,326
•Series 2005-LDP5 A4 5.179% 12/15/44	670,000	566,411
Series 2006-LDP9 A2 5.134% 5/15/47	360,000	297,934
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	245,000	254,397
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	140,000	133,000
Series 2007-IQ14 A4 5.692% 4/15/49	325,000	236,900
Series 2007-T27 A4 5.65% 6/11/42	1,310,000	1,099,174
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.364% 2/15/33	100,000	73,027
#NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19	61,110	57,443
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	4,018	3,978
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48	555,000	536,054
Series 2007-C31A A2 5.421% 4/15/47	1,880,000	1,725,570
Total Commercial Mortgage-Backed Securities (cost $25,779,861)		21,963,497

Convertible Bonds – 0.72%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	890,000	421,638
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	650,000	589,875
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	165,000	99,413
#Host Hotels & Resorts 144A 3.25% exercise price $16.00, expiration date 3/15/24	560,000	543,900
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	185,000	165,113
National City 4.00% exercise price $482.51, expiration date 2/1/11	770,000	760,374
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	260,000	201,175
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	425,000	342,125
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	190,000	171,475
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	485,000	446,806
1.625% exercise price $168.61, expiration date 12/15/37	290,000	275,500
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	435,000	339,300
•Wyeth 0.965% exercise price $59.75, expiration date 1/14/24	394,000	395,221
Total Convertible Bonds (cost $4,888,028)		4,751,915

Corporate Bonds– 32.19%
Banking – 3.73%
•BAC Capital Trust XIV 5.63% 12/31/49	375,000	187,598
@•#Banco Mercantil 144A 6.862% 10/13/21	520,000	418,879
Bank of America
5.125% 11/15/14	180,000	169,423
5.30% 3/15/17	1,040,000	883,720
5.65% 5/1/18	45,000	39,830
5.75% 12/1/17	160,000	142,698
6.00% 10/15/36	250,000	200,965
6.10% 6/15/17	880,000	776,587
Bank of New York Mellon
4.95% 3/15/15	310,000	296,458
5.45% 4/1/16	575,000	573,671
Barclays Bank 6.75% 5/22/19	1,455,000	1,445,598
#Barclays Bank 144A 6.05% 12/4/17	370,000	321,358
BB&T 6.85% 4/30/19	780,000	812,620
BB&T Capital Trust I 5.85% 8/18/35	935,000	703,253
BB&T Capital Trust II 6.75% 6/7/36	1,350,000	1,082,920
Capital One Bank 8.80% 7/15/19	1,485,000	1,519,626
Capital One Financial 6.15% 9/1/16	95,000	84,195
@#CoBank 144A 7.875% 4/16/18	320,000	306,978
Credit Suisse/New York 5.50% 5/1/14	1,355,000	1,409,249
JPMorgan Chase 6.30% 4/23/19	450,000	453,441
JPMorgan Chase Capital XXV 6.80% 10/1/37	3,207,000	2,765,896
PNC Bank 6.875% 4/1/18	1,045,000	1,034,739
PNC Funding
5.25% 11/15/15	150,000	142,815
5.625% 2/1/17	195,000	180,993
@Popular North America Capital Trust I 6.564% 9/15/34	730,000	390,175
•#Rabobank Nederland 144A 11.00% 12/29/49	1,540,000	1,717,591

*#Russian Agricultural Bank 144A 9.00% 6/11/14	507,000	514,605
Silicon Valley Bank
5.70% 6/1/12	724,000	682,975
6.05% 6/1/17	250,000	193,707
U.S. Bank North America
4.80% 4/15/15	283,000	278,371
4.95% 10/30/14	250,000	258,295
•USB Capital IX 6.189% 4/15/49	845,000	570,587
VTB Capital 6.875% 5/29/18	100,000	92,000
#VTB Capital 144A 6.875% 5/29/18	650,000	588,250
Wachovia 5.75% 6/15/17	175,000	172,919
Wells Fargo 5.625% 12/11/17	340,000	335,227
•Wells Fargo Capital XIII 7.70% 12/29/49	3,186,000	2,646,403
Zions Bancorp
5.50% 11/16/15	225,000	162,155
5.65% 5/15/14	160,000	120,816
6.00% 9/15/15	145,000	103,798
		24,781,384
Basic Industry – 2.22%
ArcelorMittal
6.125% 6/1/18	1,608,000	1,409,313
9.85% 6/1/19	480,000	518,852
California Steel Industries 6.125% 3/15/14	155,000	131,750
#Compass Minerals International 144A 8.00% 6/1/19	295,000	293,894
Domtar 7.125% 8/15/15	89,000	74,760
Dow Chemical 8.55% 5/15/19	1,380,000	1,384,732
@#Evraz Group 144A 9.50% 4/24/18	787,000	611,893
Freeport McMoRan Copper & Gold
8.25% 4/1/15	55,000	55,613
8.375% 4/1/17	730,000	736,510
Georgia-Pacific
7.70% 6/15/15	79,000	74,260
8.875% 5/15/31	20,000	17,400
9.50% 12/1/11	9,000	9,315
#Georgia-Pacific 144A
7.00% 1/15/15	100,000	94,000
7.125% 1/15/17	128,000	119,680
8.25% 5/1/16	290,000	282,750
#GTL Trade Finance 144A 7.25% 10/20/17	602,000	571,900
Huntsman International
7.375% 1/1/15	350,000	276,500
7.875% 11/15/14	422,000	336,545
Innophos 8.875% 8/15/14	243,000	223,560
@#Innophos Holdings144A 9.50% 4/15/12	145,000	127,600
Lubrizol 8.875% 2/1/19	1,035,000	1,204,417
#MacDermid 144A 9.50% 4/15/17	411,000	302,085
#Nalco 144A 8.25% 5/15/17	310,000	313,100
•Noranda Aluminum Acquisition PIK 5.413% 5/15/15	214,602	119,372
Norske Skog Canada 8.625% 6/15/11	257,000	155,485
@#Norske Skogindustrier 144A 7.125% 10/15/33	370,000	183,150
@=Port Townsend 12.431% 8/27/12	86,471	62,691
@Potlatch 12.50% 12/1/09	315,000	324,965
Reliance Steel & Aluminum 6.85% 11/15/36	590,000	338,859
Rock-Tenn 9.25% 3/15/16	148,000	151,330
Rockwood Specialties Group 7.50% 11/15/14	240,000	226,800
Ryerson
•8.403% 11/1/14	137,000	100,353
12.00% 11/1/15	72,000	59,040
@#Sappi Papier Holding 144A 6.75% 6/15/12	424,000	284,420
@#Severstal 144A 9.75% 7/29/13	160,000	132,000
Southern Copper 7.50% 7/27/35	799,000	724,350
#Steel Dynamics 144A 8.25% 4/15/16	727,000	688,833
#Teck Resources 144A
10.25% 5/15/16	115,000	120,611
10.75% 5/15/19	470,000	506,028
United States Steel 7.00% 2/1/18	255,000	221,868
@Vale Overseas 6.875% 11/21/36	711,000	676,876
#Vedanta Resources 144A
8.75% 1/15/14	305,000	279,075
9.50% 7/18/18	310,000	258,850
		14,785,385

Brokerage – 1.81%
Citigroup
6.125% 5/15/18	765,000	670,212
6.125% 8/25/36	100,000	74,674
*6.50% 8/19/13	2,410,000	2,343,096
8.50% 5/22/19	165,000	168,123
Goldman Sachs Group
5.25% 10/15/13	425,000	434,166
5.95% 1/18/18	750,000	728,666
6.15% 4/1/18	1,660,000	1,618,825
6.75% 10/1/37	1,266,000	1,128,764
7.50% 2/15/19	25,000	26,815
Jefferies Group
6.25% 1/15/36	150,000	103,749
6.45% 6/8/27	886,000	653,248
*8.50% 7/15/19	230,000	228,533
LaBranche 11.00% 5/15/12	660,000	604,725
Lazard Group
6.85% 6/15/17	280,000	257,605
7.125% 5/15/15	42,000	38,632
Morgan Stanley
5.30% 3/1/13	595,000	603,152
5.375% 10/15/15	1,580,000	1,550,196
5.55% 4/27/17	110,000	102,555
6.25% 8/28/17	435,000	421,559
@#Nuveen Investments 144A 10.50% 11/15/15	405,000	281,475
		12,038,770
Capital Goods – 1.73%
Allied Waste North America
6.875% 6/1/17	305,000	302,405
7.125% 5/15/16	1,080,000	1,086,861
Anixter 10.00% 3/15/14	105,000	105,000
Associated Materials 9.75% 4/15/12	182,000	160,160
#BAE Systems Holdings 144A
4.95% 6/1/14	790,000	794,921
6.375% 6/1/19	635,000	650,406
Browning-Ferris Industries 7.40% 9/15/35	755,000	708,946
Building Materials 7.75% 8/1/14	203,000	181,685
#BWAY 144A 10.00% 4/15/14	380,000	380,950
Casella Waste Systems 9.75% 2/1/13	298,000	269,690
Celestica 7.625% 7/1/13	197,000	193,060
Crown Americas 7.625% 11/15/13	405,000	396,900
#Crown Americas 144A 7.625% 5/15/17	195,000	189,150
Flextronics International 6.25% 11/15/14	101,000	94,940
Graham Packaging 9.875% 10/15/14	529,000	494,615
Graphic Packaging International 9.50% 8/15/13	762,000	731,520
*#Graphic Packaging International 144A 9.50% 6/15/17	170,000	168,300
@Intertape Polymer 8.50% 8/1/14	97,000	43,286
L-3 Communications 6.125% 7/15/13	154,000	145,915
Moog 7.25% 6/15/18	137,000	128,780
#Owens-Brockway Glass Container 144A 7.375% 5/15/16	105,000	102,375
Owens Corning 6.50% 12/1/16	195,000	171,171
#Plastipak Holdings 144A 8.50% 12/15/15	215,000	193,769
Pregis 12.375% 10/15/13	50,000	37,500
RBS Global/Rexnord 11.75% 8/1/16	169,000	125,483
#Rock-Tenn 144A 9.25% 3/15/16	95,000	97,138
Sanmina-SCI 8.125% 3/1/16	196,000	143,815
#Sealed Air 144A 7.875% 6/15/17	100,000	99,252
Solo Cup 8.50% 2/15/14	260,000	214,500
Thermadyne Holdings 10.00% 2/1/14	223,000	149,689
Tyco Electronics Group 7.125% 10/1/37	1,054,000	856,286
Tyco International Finance 8.50% 1/15/19	1,235,000	1,371,618
USG 6.30% 11/15/16	275,000	204,875
Waste Management 7.375% 3/11/19	20,000	21,470
WMX Technologies 7.10% 8/1/26	535,000	505,328
		11,521,759
Communications – 5.91%
America Movil Sab De CV 5.625% 11/15/17	388,000	381,174
AT&T 6.55% 2/15/39	700,000	701,031

*AT&T Wireless 8.125% 5/1/12		896,000	1,003,784
Belo 6.75% 5/30/13		255,000	204,000
‡#Charter Communications Operating 144A
10.00% 4/30/12		82,000	79,335
10.375% 4/30/14		107,000	102,988
12.875% 9/15/14		1,152,000	1,198,079
Cincinnati Bell 7.00% 2/15/15		370,000	333,000
Citizens Communications
6.25% 1/15/13		110,000	101,750
7.125% 3/15/19		322,000	276,115
Comcast
•1.439% 7/14/09		309,000	309,088
5.85% 11/15/15		198,000	205,463
6.30% 11/15/17		174,000	184,456
6.50% 1/15/15		198,000	210,259
Comcast Cable Holdings 10.125% 4/15/22		329,000	380,912
#Cox Communications 144A
6.25% 6/1/18		500,000	495,098
8.375% 3/1/39		1,255,000	1,403,412
Cricket Communications 9.375% 11/1/14		545,000	539,550
#Cricket Communications 144A 7.75% 5/15/16		165,000	159,638
*Crown Castle International 9.00% 1/15/15		439,000	448,878
CSC Holdings 6.75% 4/15/12		239,000	231,830
#CSC Holdings 144A
8.50% 4/15/14		292,000	290,905
8.50% 6/15/15		93,000	91,838
Deutsche Telekom International Finance
4.875% 7/8/14		530,000	534,022
5.25% 7/22/13		765,000	786,467
6.00% 7/8/19		500,000	505,392
#Digicel 144A 9.25% 9/1/12		225,000	219,375
#Digicel Group 144A
8.875% 1/15/15		310,000	258,850
12.00% 4/1/14		105,000	104,475
#DigitalGlobe 144A 10.50% 5/1/14		155,000	161,200
DirecTV Holdings 7.625% 5/15/16		210,000	205,275
Echostar DBS 7.125% 2/1/16		438,000	410,625
#Expedia 144A 8.50% 7/1/16		122,000	117,730
Frontier Communications 8.25% 5/1/14		35,000	33,250
GCI 7.25% 2/15/14		96,000	88,080
@Grupo Televisa 8.49% 5/11/37	MXN	7,400,000	418,219
Hughes Network Systems/Finance 9.50% 4/15/14	USD	262,000	256,760
Inmarsat Finance 10.375% 11/15/12		1,019,000	1,059,760
Intelsat Jackson Holdings 11.25% 6/15/16		972,000	996,300
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15		207,000	200,790
Interpublic Group 6.25% 11/15/14		468,000	411,840
#Interpublic Group 144A 10.00% 7/15/17		50,000	50,625
Lamar Media 6.625% 8/15/15		461,000	398,630
Lucent Technologies 6.45% 3/15/29		227,000	129,958
Mediacom Capital 9.50% 1/15/13		255,000	244,163
MetroPCS Wireless 9.25% 11/1/14		679,000	678,151
Nextel Communications 7.375% 8/1/15		475,000	381,188
Nielsen Finance 10.00% 8/1/14		182,000	173,128
#Nielsen Finance 144A 11.50% 5/1/16		85,000	83,088
#Nordic Telephone Holdings 144A 8.875% 5/1/16		450,000	436,500
#PAETEC Holding 144A 8.875% 6/30/17		305,000	288,225
Quebecor Media 7.75% 3/15/16		120,000	109,350
#Qwest 144A 8.375% 5/1/16		190,000	184,300
*Qwest Communications International 7.50% 2/15/14		350,000	321,125
#Rainbow National Services 144A 10.375% 9/1/14		123,000	128,074
Rogers Communications
6.80% 8/15/18		945,000	1,014,796
8.00% 12/15/12		460,000	476,100
Sprint Nextel 6.00% 12/1/16		1,932,000	1,589,069
Telecom Italia Capital
4.00% 1/15/10		301,000	302,482
4.95% 9/30/14		805,000	771,514
5.25% 11/15/13		330,000	323,905
5.25% 10/1/15		390,000	376,974
6.20% 7/18/11		50,000	51,785
7.175% 6/18/19		320,000	324,955
7.721% 6/4/38		365,000	372,780

Telefonica Emisiones 4.949% 1/15/15	1,485,000	1,511,245
#Telesat Canada 144A
11.00% 11/1/15	495,000	509,850
12.50% 11/1/17	197,000	195,030
*#Terremark Worldwide 144A 12.00% 6/15/17	195,000	188,175
Time Warner Cable
6.75% 7/1/18	330,000	344,296
*6.75% 6/15/39	330,000	322,199
7.50% 4/1/14	2,020,000	2,227,455
Time Warner Telecom Holdings 9.25% 2/15/14	291,000	290,273
#Univision Communications 144A 12.00% 7/1/14	220,000	217,250
#UPC Holding 144A 9.875% 4/15/18	170,000	162,563
Verizon Communications
5.50% 2/15/18	220,000	218,855
6.10% 4/15/18	140,000	143,849
*6.90% 4/15/38	560,000	586,060
8.75% 11/1/18	530,000	628,812
#Verizon Wireless Capital 144A 5.55% 2/1/14	630,000	669,500
Videotron
6.375% 12/15/15	100,000	90,125
6.875% 1/15/14	65,000	60,450
9.125% 4/15/18	188,000	191,995
@#Vimpelcom 144A 9.125% 4/30/18	350,000	298,375
Virgin Media Finance 8.75% 4/15/14	267,000	261,660
#Vivendi 144A 6.625% 4/4/18	1,655,000	1,668,855
Vodafone Group
5.00% 12/16/13	185,000	192,056
5.00% 9/15/15	1,130,000	1,136,130
5.625% 2/27/17	165,000	167,845
#Wind Acquisition Finance 144A 10.75% 12/1/15	150,000	150,750
Windstream 8.125% 8/1/13	405,000	393,863
WPP Finance 8.00% 9/15/14	1,135,000	1,153,833
		39,293,207
Consumer Cyclical – 2.73%
#Allison Transmission 144A 11.00% 11/1/15	265,000	210,675
Beazer Homes USA 8.625% 5/15/11	105,000	71,925
Carrols 9.00% 1/15/13	105,000	98,963
Corrections Corp. of America
6.25% 3/15/13	105,000	100,013
*7.75% 6/1/17	400,000	396,000
CVS Caremark 4.875% 9/15/14	822,000	835,231
w#CVS Pass Through Trust 144A 8.353% 7/10/31	1,660,000	1,668,299
Denny's Holdings 10.00% 10/1/12	82,000	79,950
Dollar Generall 11.875% 7/15/17	155,000	168,175
Ford Motor Credit
•3.889% 1/13/12	165,000	127,875
7.25% 10/25/11	340,000	294,226
7.375% 10/28/09	840,000	832,863
7.80% 6/1/12	555,000	477,828
8.00% 6/1/14	45,000	36,445
9.875% 8/10/11	290,000	268,387
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12	295,000	249,275
Gaylord Entertainment
6.75% 11/15/14	243,000	182,858
8.00% 11/15/13	271,000	232,383
Global Cash Access/Finance 8.75% 3/15/12	249,000	231,570
Goodyear Tire & Rubber
*9.00% 7/1/15	259,000	257,705
10.50% 5/15/16	365,000	370,475
#Harrahs Operating Escrow 144A 11.25% 6/1/17	860,000	817,000
#Interface 144A 11.375% 11/1/13	50,000	52,000
#Invista 144A 9.25% 5/1/12	240,000	227,400
#Landry's Restaurants 144A 14.00% 8/15/11	180,000	171,900
Levi Strauss 9.75% 1/15/15	541,000	534,238
M/I Homes 6.875% 4/1/12	101,000	81,305
Macy's Retail Holdings
6.65% 7/15/24	1,080,000	716,677
8.875% 7/15/15	235,000	227,671
10.625% 11/1/10	145,000	147,864

Meritage Homes
6.25% 3/15/15		40,000	31,600
7.00% 5/1/14		285,000	235,125
*MGM MIRAGE
6.625% 7/15/15		125,000	82,188
7.50% 6/1/16		80,000	52,300
7.625% 1/15/17		270,000	176,175
#MGM MIRAGE 144A
11.125% 11/15/17		185,000	197,025
13.00% 11/15/13		427,000	469,700
Mobile Mini 6.875% 5/1/15		140,000	117,250
Mohawk Industries 6.625% 1/15/16		165,000	146,802
New Albertsons 7.25% 5/1/13		75,000	72,375
Nordstrom
6.75% 6/1/14		800,000	832,473
7.00% 1/15/38		190,000	170,429
*OSI Restaurant Partners 10.00% 6/15/15		141,000	96,938
Pinnacle Entertainment
7.50% 6/15/15		450,000	387,000
8.25% 3/15/12		27,000	27,000
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		255,000	251,175
Ryland Group
5.375% 5/15/12		325,000	307,125
8.40% 5/15/17		340,000	328,100
*Sally Holdings 10.50% 11/15/16		375,000	373,125
#Sealy Mattress 144A 10.875% 4/15/16		100,000	105,250
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		220,000	133,100
#Speedway Motorsports 144A 8.75% 6/1/16		235,000	239,113
Target
5.125% 1/15/13		895,000	948,797
7.00% 1/15/38		665,000	711,052
Toys R US 7.625% 8/1/11		290,000	269,700
#TRW Automotive 144A
7.00% 3/15/14		165,000	119,625
7.25% 3/15/17		100,000	69,500
VF 6.45% 11/1/37		535,000	509,291
*Wynn Las Vegas 6.625% 12/1/14		420,000	371,700
Yum Brands 6.875% 11/15/37		150,000	151,672
			18,149,881
Consumer Non-Cyclical – 4.31%
Alliance Imaging 7.25% 12/15/12		136,000	132,600
Alliance One International
8.50% 5/15/12		47,000	46,648
11.00% 5/15/12		59,000	61,950
#Alliance One International 144A 10.00% 7/15/16		325,000	309,563
AmBev International Finance 9.50% 7/24/17	BRL	210,000	98,634
#Anheuser-Busch InBev Worldwide 144A
*7.75% 1/15/19	USD	1,840,000	2,015,759
8.20% 1/15/39		400,000	446,794
*ARAMARK 8.50% 2/1/15		710,000	692,250
Bausch & Lomb 9.875% 11/1/15		949,000	911,040
Beckman Coulter
6.00% 6/1/15		780,000	818,193
7.00% 6/1/19		265,000	280,581
Biomet 11.625% 10/15/17		224,000	220,640
Biomet PIK 10.375% 10/15/17		175,000	170,188
#Bio-Rad Laboratories 144A 8.00% 9/15/16		165,000	163,763
*Community Health Systems 8.875% 7/15/15		1,232,000	1,213,520
ConAgra Foods 5.875% 4/15/14		1,225,000	1,300,064
Constellation Brands 8.125% 1/15/12		110,000	110,550
Cornell 10.75% 7/1/12		63,000	62,685
Cott Beverages 8.00% 12/15/11		191,000	178,585
Delhaize America 9.00% 4/15/31		1,299,000	1,581,072
Delhaize Group
5.875% 2/1/14		235,000	241,512
6.50% 6/15/17		289,000	295,574
#Dole Food 144A 13.875% 3/15/14		255,000	281,775
Dr Pepper Snapple Group 6.12% 5/1/13		260,000	269,391

Elan Finance
7.75% 11/15/11	70,000	65,100
8.875% 12/1/13	155,000	142,600
Express Scripts
6.25% 6/15/14	1,260,000	1,334,630
7.25% 6/15/19	360,000	397,702
HCA
6.50% 2/15/16	373,000	303,063
9.25% 11/15/16	1,352,000	1,335,099
HCA PIK 9.625% 11/15/16	69,000	68,483
•HealthSouth 7.218% 6/15/14	425,000	389,938
Hospira 6.40% 5/15/15	1,995,000	2,102,609
#Ingles Markets 144A 8.875% 5/15/17	210,000	207,375
Inverness Medical Innovations 9.00% 5/15/16	365,000	354,050
Iron Mountain
6.625% 1/1/16	76,000	68,400
8.00% 6/15/20	523,000	489,005
8.75% 7/15/18	80,000	79,200
Jarden
*7.50% 5/1/17	145,000	127,600
8.00% 5/1/16	375,000	359,063
#JBS USA Finance 144A 11.625% 5/1/14	449,000	426,550
JohnsonDiversey Holdings 10.67% 5/15/13	189,000	159,705
Kroger 7.50% 1/15/14	305,000	341,616
McKesson
6.50% 2/15/14	45,000	48,059
7.50% 2/15/19	845,000	953,261
Medco Health Solutions 7.125% 3/15/18	825,000	870,198
#M-Foods Holdings 144A 9.75% 10/1/13	115,000	111,263
Psychiatric Solutions 7.75% 7/15/15	305,000	280,600
#Psychiatric Solutions 144A 7.75% 7/15/15	260,000	239,200
Quest Diagnostics
5.45% 11/1/15	1,863,000	1,808,026
6.40% 7/1/17	30,000	30,666
*RSC Equipment Rental 9.50% 12/1/14	219,000	176,843
#RSC Equipment Rental 144A 10.00% 7/15/17	220,000	214,225
Select Medical 7.625% 2/1/15	628,000	513,390
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	195,000	164,533
8.03% 10/1/20	80,000	65,435
Smithfield Foods 7.75% 5/15/13	200,000	165,000
#Smithfield Foods 144A 10.00% 7/15/14	335,000	332,488
SUPERVALU 8.00% 5/1/16	60,000	58,500
Tenet Healthcare 7.375% 2/1/13	485,000	438,925
#Tyson Foods 144A 10.50% 3/1/14	240,000	261,600
Universal Hospital PIK 8.50% 6/1/15	166,000	157,285
•US Oncology PIK 6.904% 3/15/12	470,000	398,325
Visant Holding 8.75% 12/1/13	251,000	247,863
WellPoint 5.95% 12/15/34	606,000	489,238
		28,680,042
Electric – 1.79%
AES
7.75% 3/1/14	32,000	30,480
8.00% 10/15/17	98,000	91,630
8.00% 6/1/20	657,000	592,943
#AES 144A 8.75% 5/15/13	53,000	54,060
Ameren 8.875% 5/15/14	60,000	61,989
#Calpine Construction Finance 144A 8.00% 6/1/16	485,000	466,813
Commonwealth Edison 6.15% 9/15/17	431,000	448,486
•Dominion Resources 6.30% 9/30/66	810,000	551,055
Duquesne Light Holdings 5.50% 8/15/15	756,000	641,673
Edison Mission Energy
*7.00% 5/15/17	74,000	57,165
7.20% 5/15/19	245,000	183,750
Elwood Energy 8.159% 7/5/26	322,796	269,957
•FPL Group Capital 6.65% 6/15/67	1,080,000	865,245
Illinois Power 6.125% 11/15/17	823,000	800,883
Indiana Michigan Power 7.00% 3/15/19	666,000	717,069
Ipalco Enterprises 8.625% 11/14/11	155,000	156,550
Jersey Central Power & Light 7.35% 2/1/19	455,000	501,082
#Kansas Gas & Electric 144A 6.70% 6/15/19	120,000	126,252

Midamerican Funding 6.75% 3/1/11	10,000	10,684
Midwest Generation 8.30% 7/2/09	34,684	34,511
Mirant Americas Generation 8.50% 10/1/21	530,000	421,350
wMirant Mid Atlantic Pass Through Trust 8.625% 6/30/12	121,779	121,170
Mirant North America 7.375% 12/31/13	61,000	58,865
NRG Energy
7.25% 2/1/14	325,000	316,063
7.375% 2/1/16	742,000	703,973
*7.375% 1/15/17	143,000	135,135
Orion Power Holdings 12.00% 5/1/10	226,000	235,040
#Pedernales Electric Cooperative 144A 6.202% 11/15/32	620,000	487,075
•PPL Capital Funding 6.70% 3/30/67	1,555,000	1,136,713
PPL Electric Utilities 7.125% 11/30/13	435,000	488,709
RRI Energy
6.75% 12/15/14	206,000	199,563
*7.625% 6/15/14	165,000	151,800
*Texas Competitive Electric Holdings 10.25% 11/1/15	613,000	384,658
#TXU Australia 144A 6.15% 11/15/13	375,000	370,985
		11,873,376
Energy – 3.24%
Anadarko Petroleum
5.75% 6/15/14	330,000	335,864
8.70% 3/15/19	735,000	824,744
Berry Petroleum 10.25% 6/1/14	125,000	126,875
Bill Barrett 9.875% 7/15/16	50,000	47,586
Chesapeake Energy
6.375% 6/15/15	39,000	34,905
6.625% 1/15/16	231,000	203,858
9.50% 2/15/15	850,000	860,625
CITIC Resources Finance 2007 6.75% 5/15/14	480,000	444,000
Complete Production Service 8.00% 12/15/16	112,000	96,320
Copano Energy 7.75% 6/1/18	235,000	213,263
Denbury Resources
7.50% 4/1/13	65,000	62,400
9.75% 3/1/16	177,000	182,753
Enbridge Energy 9.875% 3/1/19	750,000	870,898
Energy Transfer Partners
8.50% 4/15/14	330,000	370,512
9.70% 3/15/19	750,000	862,432
Forest Oil 7.25% 6/15/19	245,000	220,500
#Gaz Capital 144A 9.25% 4/23/19	482,000	486,218
Geophysique-Veritas
7.50% 5/15/15	28,000	25,830
7.75% 5/15/17	284,000	259,860
#Geophysique-Veritas 144A 9.50% 5/15/16	100,000	100,250
#Gulfstream Natural Gas System 144A 6.95% 6/1/16	250,000	262,165
#Helix Energy Solutions Group 144A 9.50% 1/15/16	582,000	533,985
#Hilcorp Energy I 144A
7.75% 11/1/15	161,000	136,850
9.00% 6/1/16	199,000	174,125
#Holly 144A 9.875% 6/15/17	205,000	199,875
Husky Energy 5.90% 6/15/14	670,000	701,669
International Coal Group 10.25% 7/15/14	247,000	175,370
Key Energy Services 8.375% 12/1/14	332,000	294,650
Kinder Morgan Energy Partners
5.625% 2/15/15	330,000	333,934
6.85% 2/15/20	1,135,000	1,165,574
9.00% 2/1/19	150,000	170,889
Mariner Energy 8.00% 5/15/17	219,000	182,865
MarkWest Energy Partners 8.75% 4/15/18	157,000	136,590
Massey Energy 6.875% 12/15/13	910,000	837,200
Noble Energy 8.25% 3/1/19	1,050,000	1,196,667
OPTI Canada
7.875% 12/15/14	100,000	65,250
8.25% 12/15/14	425,000	282,625
*Petrobras International Finance 7.875% 3/15/19	195,000	213,525
PetroHawk Energy
7.875% 6/1/15	185,000	172,050
9.125% 7/15/13	357,000	357,000
#PetroHawk Energy 144A 10.50% 8/1/14	110,000	113,025

Petroleum Development 12.00% 2/15/18		185,000	156,325
Plains All American Pipeline
6.50% 5/1/18		220,000	222,991
8.75% 5/1/19		840,000	954,802
Plains Exploration & Production 7.625% 6/1/18		315,000	284,288
#Power Sector Assets & Liabilities Management 144A 7.25% 5/27/19		350,000	354,375
Quicksilver Resources 11.75% 1/1/16		195,000	202,800
Range Resources
7.25% 5/1/18		128,000	120,320
8.00% 5/15/19		220,000	217,525
#Regency Energy Partners 144A 9.375% 6/1/16		215,000	209,088
#SandRidge Energy 144A 9.875% 5/15/16		205,000	198,850
Sempra Energy 6.50% 6/1/16		710,000	742,157
Talisman Energy 7.75% 6/1/19		1,365,000	1,514,798
#Tennessee Gas Pipeline 144A 8.00% 2/1/16		70,000	73,675
Weatherford International
5.15% 3/15/13		300,000	299,457
5.95% 6/15/12		605,000	632,106
7.00% 3/15/38		205,000	197,979
9.625% 3/1/19		125,000	147,291
9.875% 3/1/39		325,000	398,677
Whiting Petroleum 7.25% 5/1/13		204,000	194,310
Williams 7.50% 1/15/31		130,000	114,684
			21,572,074
Finance Companies – 1.66%
Cardtronics 9.25% 8/15/13		372,000	334,800
CIT Group
4.75% 12/15/10		75,000	58,894
5.40% 1/30/16		85,000	48,055
5.65% 2/13/17		495,000	279,661
5.85% 9/15/16		635,000	358,946
#CIT Group 144A 12.00% 12/18/18		300,000	141,073
FTI Consulting 7.625% 6/15/13		197,000	192,568
General Electric Capital
•2.82% 2/2/11	NOK	3,500,000	522,826
@5.125% 1/28/14	SEK	2,500,000	318,883
5.875% 1/14/38	USD	1,680,000	1,333,543
6.75% 3/15/32		80,000	72,013
6.875% 1/10/39		1,050,000	947,905
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	226,000	332,614
#GMAC 144A
6.00% 12/15/11	USD	85,000	73,525
6.625% 5/15/12		403,000	340,535
6.875% 9/15/11		1,021,000	903,585
6.875% 8/28/12		296,000	250,120
•Goldman Sachs Capital II 5.793% 12/29/49		1,818,000	1,108,634
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		405,000	155,925
International Lease Finance
5.25% 1/10/13		100,000	75,661
5.35% 3/1/12		418,000	326,459
5.55% 9/5/12		475,000	369,282
5.625% 9/20/13		805,000	608,676
5.875% 5/1/13		235,000	178,142
6.625% 11/15/13		425,000	327,415
Lender Processing Services 8.125% 7/1/16		108,000	106,380
SLM 8.45% 6/15/18		1,065,000	912,437
TNB Capital 5.25% 5/5/15		333,000	327,111
			11,005,668
Insurance – 1.70%
21st Century Insurance 5.90% 12/15/13		275,000	148,653
*ACE INA Holdings 5.90% 6/15/19		690,000	692,912
#Farmers Insurance Exchange 144A 8.625% 5/1/24		610,000	493,085
FBL Financial Group 5.875% 3/15/17		720,000	306,213
•#Liberty Mutual Group 144A 10.75% 6/15/58		1,070,000	771,689
MetLife
6.40% 12/15/36		175,000	125,453
6.75% 6/1/16		260,000	265,057
•#MetLife Capital Trust X 144A 9.25% 4/8/38		2,400,000	2,140,912
#Metropolitan Life Global Funding I 144A
4.25% 7/30/09		420,000	420,635
5.125% 4/10/13		375,000	381,728

#NLV Financial 144A 6.50% 3/15/35	385,000	231,731
•#Oil Insurance 144A 7.558% 12/29/49	2,295,000	1,127,956
•PartnerRe Finance II 6.44% 12/1/66	1,148,000	646,271
•#Symetra Financial 144A 8.30% 10/15/37	515,000	222,981
Transatlantic Holdings 5.75% 12/14/15	1,154,000	954,742
•w‡#Twin Reefs Pass Through Trust 144A 1.386% 12/31/49	300,000	975
UnitedHealth Group
5.50% 11/15/12	703,000	728,046
5.80% 3/15/36	1,292,000	1,048,202
WellPoint
5.00% 1/15/11	506,000	518,988
6.375% 6/15/37	115,000	105,768
		11,331,997
Natural Gas – 0.43%
AmeriGas Partners 7.125% 5/20/16	161,000	148,120
Dynergy Holdings 7.75% 6/1/19	574,000	449,872
El Paso
6.875% 6/15/14	101,000	94,763
7.00% 6/15/17	270,000	247,254
7.25% 6/1/18	18,000	16,709
8.25% 2/15/16	29,000	28,348
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	134,000	132,176
Enterprise Products Operating
5.00% 3/1/15	345,000	318,225
5.60% 10/15/14	245,000	252,081
6.30% 9/15/17	245,000	246,605
*6.50% 1/31/19	300,000	305,431
9.75% 1/31/14	180,000	207,105
Inergy Finance
6.875% 12/15/14	110,000	100,650
8.25% 3/1/16	126,000	120,645
#Inergy Finance 144A 8.75% 3/1/15	78,000	76,635
Regency Energy Partners 8.375% 12/15/13	108,000	104,760
		2,849,379
Real Estate – 0.15%
*#Host Hotels & Resorts 144A 9.00% 5/15/17	355,000	339,912
Regency Centers 5.875% 6/15/17	285,000	231,233
•#USB Realty 144A 6.091% 12/22/49	500,000	290,169
Ventas Realty 6.50% 6/1/16	130,000	117,163
		978,477
Technology – 0.34%
Amkor Technology 7.75% 5/15/13-04	117,000	107,786
Avago Technologies Finance 10.125% 12/1/13	190,000	194,750
Broadridge Financial Solutions 6.125% 6/1/17	198,000	167,019
National Semiconductor 6.60% 6/15/17	95,000	83,213
Oracle 3.75% 7/8/14	395,000	395,000
Sungard Data Systems
9.125% 8/15/13	190,000	180,500
10.25% 8/15/15	424,000	393,790
Xerox 8.25% 5/15/14	730,000	759,855
		2,281,913
Transportation – 0.44%
#Ashtead Capital 144A 9.00% 8/15/16	200,000	170,500
CSX
5.75% 3/15/13	325,000	333,514
6.25% 3/15/18	305,000	308,120
7.375% 2/1/19	380,000	413,412
7.45% 4/1/38	760,000	825,462
7.90% 5/1/17	65,000	71,980
Delta Air Lines 7.92% 11/18/10	190,000	174,800
#Erac USA Finance 144A 6.375% 10/15/17	135,000	122,082
Hertz
8.875% 1/1/14	211,000	195,175
*10.50% 1/1/16	122,000	109,190
Kansas City Southern de Mexico 9.375% 5/1/12	195,000	186,225
@‡Northwest Airlines 10.00% 2/1/10	65,000	650
		2,911,110
Total Corporate Bonds (cost $215,030,909)		214,054,422

Foreign Agencies – 0.49%Δ
Germany – 0.32%
KFW
3.50% 7/4/21	EUR	975,000	1,282,170
4.875% 6/17/19	USD	845,000	877,310
			2,159,480
Qatar – 0.06%
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		400,000	392,806
			392,806
Republic of Korea – 0.11%
*#Industrial Bank of Korea 144A 7.125% 4/23/14		279,000	288,273
Korea Development Bank 5.30% 1/17/13		420,000	415,240
			703,513
Total Foreign Agencies (cost $3,138,686)			3,255,799

Municipal Bonds – 1.09%
Aruba Airport Authority Series 1997 A 7.70% 1/1/13 (NATL-RE)		147,000	144,487
California State 7.55% 4/1/39		1,505,000	1,380,040
Escondido, California Joint Powers Financing Authority Series B 5.53% 9/1/18 (NATL-RE) (FGIC)		1,940,000	1,840,711
Escondido, California Revenue (Wastewater Capital Projects) Certificates of Participation
Series B 5.75% 9/1/25 (NATL-RE)		465,000	399,156
La Quinta, California Redevelopment Agency Tax Allocation Project #1
5.45% 9/1/13 (AMBAC)		560,000	569,610
6.24% 9/1/23 (AMBAC)		640,000	595,021
Los Angeles, California Community Redevelopment Agency Series D
5.60% 7/1/18 (NATL-RE)		80,000	74,378
6.02% 9/1/21 (NATL-RE)		950,000	849,395
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		80,000	63,537
North Texas Tollway Authority Refunding Series A 5.50% 1/1/18		30,000	31,473
Oregon State Taxable Pension 1st Subordinate 5.892% 6/1/27		65,000	62,759
•Puerto Rico Sales Tax Financing 5.00% 8/1/39		585,000	592,131
Sacramento County, California Public Finance Authority Revenue (Housing Tax County Project)
Series B 5.18% 12/1/13 (NATL-RE) (FGIC)		105,000	104,016
San Diego, California Redevelopment Agency Tax Allocation Series C 5.81% 9/1/19 (XLCA)		645,000	570,799
Total Municipal Bonds (cost $7,883,839)			7,277,513

Non-Agency Asset-Backed Securities – 2.24%
•Bank of America Credit Card Trust Series 2008-A5 A5 1.52% 12/16/13		1,245,000	1,241,649
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13		715,000	723,805
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		580,036	590,632
Series 2008-1 A3A 3.86% 8/15/12		630,000	638,515
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		550,000	566,096
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		138,352	141,242
Series 2008-A A3 4.94% 4/25/14		650,000	650,171
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32		36,014	30,459
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13		405,000	418,595
Series 2005-A10 A10 4.65% 12/17/12		410,000	423,380
Series 2008-A9 A9 4.26% 5/15/13		270,000	277,775
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		900,000	604,868
Series 2006-3 A5 5.948% 11/25/36		900,000	456,749
CNH Equipment Trust
Series 2008-A A4A 4.93% 8/15/14		390,000	383,129
Series 2008-A3 4.12% 5/15/12		240,000	242,451
Series 2008-B A3A 4.78% 7/16/12		425,000	431,252
•Countrywide Asset-Backed Certificates
@Series 2006-11 1AF3 6.05% 9/25/46		295,000	131,489
Series 2006-11 1AF6 6.15% 9/25/46		1,450,000	668,968
Series 2006-15 A6 5.826% 10/25/46		525,000	267,911
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		26	0
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		550,000	563,276
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		450,000	450,836
Series 2008-A4 A4 5.65% 12/15/15		620,000	644,556
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		665,000	600,989
•#Golden Credit Card Trust Series 2008-3 A 144A 1.32% 7/15/17		550,000	522,844
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12		194,670	199,564
•HSI Asset Securitization Trust Series 2006-HE1 2A1 0.364% 10/25/36		507,097	298,684

Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	139,535	142,559
Series 2008-A A3 4.93% 12/17/12	430,000	438,557
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	485,000	492,054
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.36% 11/15/12	375,000	371,571
Mid-State Trust
Series 2004-1 A 6.005% 8/15/37	39,602	29,472
Series 2005-1 A 5.745% 1/15/40	199,317	130,806
#Series 2006-1 A 144A 5.787% 10/15/40	127,069	84,346
RSB Bondco Series 2007-A A2 5.72% 4/1/18	405,000	432,030
#Securitized Asset-Backed NIM Trust Series 2005-FR4 144A 6.00% 1/25/36	330,313	33
∏Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	92,523	73,509
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	109,600	103,605
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	400,000	404,895
Total Non-Agency Asset Backed Securities (cost $17,076,559)		14,873,322

Non-Agency Collateralized Mortgage Obligations – 23.22%
•ARM Trust
Series 2004-5 3A1 4.944% 4/25/35	5,481,525	4,665,178
Series 2005-10 3A11 5.409% 1/25/36	606,492	468,376
Series 2005-10 3A31 5.409% 1/25/36	1,145,000	656,986
Series 2006-2 1A4 5.744% 5/25/36	1,440,000	780,644
#Series 2007-3 2A1 144A 6.852% 11/25/37	6,821,261	3,677,974
Bank of America Alternative Loan Trust
Series 2003-2 B1 5.75% 4/25/33	8,370,790	4,662,764
Series 2003-10 2A1 6.00% 12/25/33	15,294	14,145
Series 2004-2 1A1 6.00% 3/25/34	53,092	44,854
Series 2004-10 1CB1 6.00% 11/25/34	192,179	156,596
Series 2004-11 1CB1 6.00% 12/25/34	1,734	1,413
Series 2005-3 2A1 5.50% 4/25/20	117,193	106,243
Series 2005-5 2CB1 6.00% 6/25/35	279,471	202,573
Series 2005-6 7A1 5.50% 7/25/20	375,474	340,391
Series 2005-9 5A1 5.50% 10/25/20	322,291	292,177
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	926,576	817,414
Series 2006-5 2A10 5.75% 9/25/36	1,150,000	827,276
•Bear Stearns ARM Trust
Series 2007-3 1A1 5.457% 5/25/47	1,246,930	725,875
Series 2007-4 22A1 5.981% 6/25/47	2,819,531	1,774,387
Series 2007-5 3A1 5.971% 8/25/47	2,746,231	1,514,659
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	290,651	289,107
•Series 2005-A1 3A1 5.285% 12/25/35	707,205	470,196
Citicorp Mortgage Securities
Series 2004-1 1A1 5.25% 1/25/34	737,121	693,680
Series 2004-8 1A1 5.50% 10/25/34	413,460	401,603
Series 2006-4 3A1 5.50% 8/25/21	532,630	466,884
Citigroup Mortgage Loan Trust
Series 2004-NCM2 1CB2 6.75% 8/25/34	187,119	165,601
•Series 2004-UST1 A6 5.074% 8/25/34	259,271	242,975
•Series 2006-AR7 1A4A 5.766% 11/25/36	2,662,690	1,456,977
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33	549,553	448,552
Series 2004-1T1 A2 5.50% 2/25/34	427,257	373,000
Series 2004-14T2 A6 5.50% 8/25/34	469,475	415,451
Series 2004-J1 1A1 6.00% 2/25/34	13,465	12,588
Series 2004-J2 7A1 6.00% 12/25/33	17,939	15,155
∏•Series 2005-63 3A1 5.889% 11/25/35	441,442	247,267
Series 2006-30T1 1A2 6.25% 11/25/36	8,518,951	4,556,308
Series 2007-5CB 1A2 6.00% 4/25/37	10,000,000	6,504,434
Series 2007-9T1 2A2 6.00% 5/25/37	8,894,994	4,319,932
•Series 2007-AL1 A1 0.564% 6/25/37	10,063,499	3,609,362
Series 2008-2R 3A1 6.00% 8/25/37	5,559,324	3,584,895
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.10% 5/25/33	7,125	5,220
@•Series 2004-HYB4 M 4.11% 9/20/34	206,279	118,234
Series 2005-29 A1 5.75% 12/25/35	1,536,316	1,297,947
•Series 2005-HYB8 4A1 5.493% 12/20/35	14,552	8,968
Series 2006-1 A2 6.00% 3/25/36	341,749	268,219
@Series 2006-1 A3 6.00% 3/25/36	117,368	31,084

@Series 2006-17 A5 6.00% 12/25/36	203,670	178,858
•Series 2006-HYB1 3A1 5.218% 3/20/36	456,835	236,951
∏•Series 2006-HYB3 3A1A 6.046% 5/20/36	442,243	247,421
Series 2007-4 1A1 6.00% 5/25/37	5,729,138	3,980,856
•Series 2007-HY1 1A1 5.676% 4/25/37	1,706,168	973,540
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	9,066	7,570
Series 2004-1 3A1 7.00% 2/25/34	4,599	4,300
Credit Suisse Mortgage Capital Certificates
#Series 2005-1R 2A5 144A 5.75% 12/26/35	6,778,001	3,660,121
Series 2006-9 3A1 6.00% 11/25/36	41,842	29,492
Series 2007-1 5A14 6.00% 2/25/37	1,426,386	1,084,053
•Series 2007-3 4A6 0.564% 4/25/37	4,647,029	3,420,948
•Series 2007-3 4A12 6.436% 4/25/37	4,863,005	363,918
Series 2007-3 4A15 5.50% 4/25/37	1,279,795	848,040
Series 2007-5 1A11 7.00% 8/25/37	6,744,758	3,170,036
Series 2007-5 10A2 6.00% 4/25/29	830,867	577,323
Series 2007-5 3A19 6.00% 8/25/37	1,803,492	1,343,320
•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.119% 6/26/35	1,720,000	1,112,645
•First Horizon Asset Securities
Series 2004-AR5 4A1 5.705% 10/25/34	53,173	40,904
Series 2005-AR2 2A1 5.124% 6/25/35	591,417	463,889
Series 2007-AR1 1A1 5.827% 5/25/37	1,618,465	966,755
Series 2007-AR3 2A2 6.296% 11/25/37	1,331,058	806,594
GMAC Mortgage Loan Trust
•Series 2005-AR2 4A 5.165% 5/25/35	484,567	349,025
Series 2006-J1 A1 5.75% 4/25/36	1,306,714	993,614
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	21,759	21,340
•Series 1999-3 A 8.00% 8/19/29	32,431	32,589
Series 2005-RP1 1A3 8.00% 1/25/35	309,764	262,243
Series 2005-RP1 1A4 8.50% 1/25/35	136,161	118,902
Series 2006-RP1 1A2 7.50% 1/25/36	341,425	286,556
GSR Mortgage Loan Trust
@Series 2006-1F 5A2 6.00% 2/25/36	172,085	85,155
•Series 2006-AR1 3A1 5.352% 1/25/36	310,983	194,867
•Series 2007-AR1 2A1 5.983% 3/25/47	3,216,020	1,855,162
•Series 2007-AR2 1A1 5.771% 5/25/47	1,008,477	627,040
•Series 2007-AR2 2A1 5.496% 5/25/47	952,786	585,954
•Indymac Index Mortgage Loan Trust
Series 2006-AR1 A1 5.862% 8/25/36	957,919	704,208
Series 2006-AR3 1A1 5.281% 12/25/36	2,000,062	1,157,099
Series 2007-AR1 1A2 5.654% 3/25/37	2,050,162	1,280,418
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	113,857	101,575
Series 2005-A4 1A1 5.392% 7/25/35	314,531	258,384
Series 2005-A6 1A2 5.143% 9/25/35	720,000	481,879
Series 2006-A2 2A4 5.755% 4/25/36	2,025,000	1,175,832
Series 2006-A6 2A4L 5.55% 10/25/36	1,590,000	785,154
Series 2006-A7 2A2 5.791% 1/25/37	921,859	649,272
Series 2007-A1 6A1 4.78% 7/25/35	2,241,332	2,003,679
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	255,329	234,203
Series 2006-1 3A3 5.50% 2/25/36	25,718	19,918
Series 2007-10 2A2 6.50% 1/25/38	7,064,939	5,050,328
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	11,277	10,974
Series 2003-9 1A1 5.50% 12/25/18	12,162	11,877
Series 2004-3 8A1 7.00% 4/25/34	9,359	7,815
Series 2004-5 6A1 7.00% 6/25/34	124,537	91,535
•MASTR ARM Trust
Series 2003-6 1A2 5.71% 12/25/33	5,833	5,024
Series 2005-6 7A1 5.34% 6/25/35	211,175	129,969
Series 2006-2 4A1 4.986% 2/25/36	67,369	51,814
MASTR Asset Securitization Trust
Series 2003-9 2A7 5.50% 10/25/33	424,549	374,531
Series 2004-4 2A1 5.00% 4/25/34	605,420	562,793
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	133,246	142,365
Series 2005-2 1A4 8.00% 5/25/35	413,423	373,123

•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	188,341	122,422
•Merrill Lynch Mortgage Investors
Series 2005-A5 A2 4.566% 6/25/35	460,000	251,385
Series 2005-A9 2A1C 5.155% 12/25/35	2,435,000	1,199,909
•Morgan Stanley Mortgage Loan Trust Series 2007-15AR 4A1 6.544% 11/25/37	7,247,408	4,153,738
•Opteum Mortgage Acceptance Series 2006-1 2A1 5.75% 4/25/36	6,302,299	4,043,647
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	29,813	26,678
Residential Accredit Loans
Series 2004-QS2 CB 5.75% 2/25/34	103,346	87,312
Series 2006-QS18 3A1 5.75% 12/25/21	1,656,806	1,392,409
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	2,447	2,445
Series 2004-SL4 A3 6.50% 7/25/32	59,063	54,034
Residential Asset Securitization Trust Series 2006-A2 A11 6.00% 1/25/46	8,000,000	3,440,000
Residential Funding Mortgage Securities I
Series 2004-S9 2A1 4.75% 12/25/19	1,730,912	1,563,821
•Series 2006-SA3 3A1 6.037% 9/25/36	431,831	280,220
•Series 2007-SA1 2A2 5.60% 2/25/37	1,728,348	997,546
•Sequoia Mortgage Trust Series 2007-1 4A1 5.752% 9/20/46	2,867,431	1,964,151
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34	152,347	113,167
Series 2005-21 6A3 5.40% 11/25/35	1,065,000	519,516
Series 2005-22 1A4 5.25% 12/25/35	2,120,000	1,077,500
Series 2006-1 7A4 5.62% 2/25/36	1,305,000	537,894
Series 2006-5 5A4 5.513% 6/25/36	19,776	4,695
Structured Asset Securities
•Series 2002-22H 1A 6.93% 11/25/32	11,828	9,800
Series 2004-12H 1A 6.00% 5/25/34	101,051	70,439
Series 2005-6 4A1 5.00% 5/25/35	441,532	347,983
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	99,747	64,321
Series 2005-9 3CB 5.50% 10/25/20	398,563	297,552
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34	181,875	168,206
Series 2004-CB3 4A 6.00% 10/25/19	80,359	73,001
•Series 2005-AR16 1A3 5.091% 12/25/35	1,225,000	718,512
•Series 2005-AR18 1A3A 5.239% 1/25/36	2,200,000	1,309,463
•Series 2006-AR14 1A4 5.602% 11/25/36	230,225	134,458
•Series 2006-AR16 1A1 5.575% 12/25/36	1,588,213	1,021,601
•Series 2006-AR18 2A2 5.484% 1/25/37	1,670,000	900,509
•Series 2007-HY1 1A1 5.687% 2/25/37	1,142,698	637,753
•Series 2007-HY1 3A3 5.581% 2/25/37	850,000	463,907
•Series 2007-HY2 1A1 5.627% 12/25/36	3,634,185	2,237,264
•Series 2007-HY2 3A1 5.857% 9/25/36	19,334	12,638
•Series 2007-HY3 4A1 5.33% 3/25/37	3,506,497	2,361,101
•Series 2007-HY4 1A1 5.468% 4/25/37	2,787,475	1,666,854
•Series 2007-HY7 4A1 5.855% 7/25/37	2,637,224	1,711,642
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-E A2 4.50% 5/25/34	12,141	10,798
•Series 2004-O A1 4.878% 8/25/34	1,668,522	1,505,228
•Series 2004-T A1 4.299% 9/25/34	76,113	67,530
Series 2005-12 1A7 5.50% 11/25/35	564,002	412,955
Series 2005-17 1A2 5.50% 1/25/36	437,898	276,833
Series 2005-18 1A1 5.50% 1/25/36	80,303	58,797
•Series 2005-AR13 A1 5.309% 5/25/35	1,689,000	1,194,732
•Series 2005-AR16 4A2 4.992% 10/25/35	2,140,000	1,271,149
•Series 2005-AR16 6A4 5.002% 10/25/35	1,012,690	412,196
Series 2006-1 A3 5.00% 3/25/21	482,697	436,690
Series 2006-2 3A1 5.75% 3/25/36	436,305	306,368
Series 2006-3 A1 5.50% 3/25/36	795,224	656,786
Series 2006-3 A11 5.50% 3/25/36	1,178,000	852,536
Series 2006-4 1A8 5.75% 4/25/36	32,373	28,600
Series 2006-4 2A3 5.75% 4/25/36	178,208	52,543
Series 2006-6 1A3 5.75% 5/25/36	966,858	779,645
•Series 2006-AR5 2A1 5.537% 4/25/36	230,427	149,536
•Series 2006-AR6 7A1 5.114% 3/25/36	0	0
•Series 2006-AR10 5A1 5.593% 7/25/36	78,794	50,082
•Series 2006-AR10 5A6 5.593% 7/25/36	2,131,705	1,428,095

•Series 2006-AR11 A6 5.508% 8/25/36		2,330,000	1,309,010
•Series 2006-AR11 A7 5.508% 8/25/36		86,397	24,657
•Series 2006-AR14 2A4 6.077% 10/25/36		304,899	85,053
•Series 2006-AR17 A1 5.34% 10/25/36		2,329,304	1,404,406
•Series 2006-AR19 A1 5.627% 12/25/36		912,044	615,194
Series 2007-8 2A6 6.00% 7/25/37		190,000	121,981
Series 2007-10 1A18 6.00% 7/25/37		10,093,794	3,797,506
Series 2007-10 1A36 6.00% 7/25/37		4,875,804	3,924,793
Series 2007-13 A7 6.00% 9/25/37		555,407	469,233
Series 2007-13 A9 6.00% 9/25/37		866,593	342,169
Total Non-Agency Collateralized Mortgage Obligations (cost $211,902,760)			154,411,908

Regional Agencies – 0.16%Δ
Australia – 0.16%
New South Wales Treasury 6.00% 5/1/12	AUD	1,052,000	868,454
Queensland Treasury 6.00% 8/14/13	AUD	220,000	180,131
Total Regional Agencies (cost $1,059,033)			1,048,585

«Senior Secured Loans – 1.59%
Allied Barton 6.75% 6/22/10	USD	299,012	298,264
Anchor Glass 6.75% 6/20/14		360,672	349,852
Aramark
2.186% 1/26/14		8,662	8,014
Term Tranche Loan B 3.095% 1/26/14		136,338	126,139
Bausch & Lomb
Term Tranche Loan B 4.47% 4/11/15		197,365	181,731
Term Tranche Loan DD 3.503% 4/11/15		49,966	46,008
BE Aerospace 5.50% 7/28/14		312,421	311,640
Biomet Term Tranche Loan B 3.58% 3/25/15		84,394	79,072
Calpine 1st Lien 4.095% 3/29/14		383,828	341,089
Centennial Cellular Term Tranche Loan D 3.181% 2/9/11		145,000	144,479
Charter Communications 5.964% 3/6/14		345,586	312,324
Crown Castle Operating Term Tranche Loan B 1.818% 3/6/14		365,941	342,358
Dynegy Holdings 1.93% 4/2/13		190,432	171,223
Dynegy Holdings Term Tranche Loan B 1.93% 4/2/13		15,451	13,892
Energy Futures Holdings Term Tranche Loan B2 3.821% 10/10/14		1,386,718	994,782
Flextronics International
Term A2 2.678% 10/1/14		98,730	82,686
Term A3 2.678% 10/1/14		115,185	96,467
Term B 3.458% 10/1/12		204,481	180,966
Ford Motor 3.593% 12/15/13		2,865,169	2,090,448
Freescale Semiconductor 2.07% 12/1/13		69,820	51,243
Georgia Pacific Term Tranche Loan B1 2.557% 12/20/12		263,678	249,285
Graham Packaging 7.828% 4/5/14		225,498	223,766
Graphic Packaging International
Term Tranche Loan B 2.625% 10/7/11		22,591	21,471
Term Tranche Loan C 3.748% 5/16/14		301,590	284,668
HCA Term Tranche Loan B1 3.47% 11/18/13		363,683	329,363
HealthSouth Term Tranche Loan B 2.82% 3/10/13		303,850	284,860
Intelsat
Term Tranche Loan A3 2.819% 9/30/10		93,103	86,819
Term Tranche Loan BA 2.819% 1/3/14		58,904	53,897
Term Tranche Loan BB 2.819% 1/3/14		58,886	53,881
Term Tranche Loan BC 2.819% 1/3/14		58,886	53,881
Levi Strauss Term Tranche Loan B 2.568% 3/27/14		100,000	82,250
MacDermid Term Tranche Loan B 2.319% 4/12/14		131,506	106,520
Newpage Term Tranche Loan B 4.08% 12/22/14		150,662	130,793
Northwest Airlines 2.32% 8/21/13		350,166	331,296
Nuveen Investment Term Tranche Loan B 3.33% 11/13/14		384,769	306,373
Sungard 6.75% 2/28/14		322,914	322,106
SUPERVALU 1.569% 6/2/12		148,549	141,199
Talecris Biotherapeutics 2nd Lien 7.42% 12/6/14		815,000	735,537
Univision Communications 2.569% 9/29/14		735,000	552,856
Total Senior Secured Loans (cost $9,382,529)			10,573,498

Sovereign Agency – 0.08%Δ
Brazil – 0.08%
#Banco Nacional de Desenvolvimento Economico e Social 144A 6.50% 6/10/19		505,000	508,535
Total Sovereign Agency (cost $503,313)			508,535

Sovereign Debt – 1.97%Δ
Brazil – 0.48%
Federal Republic of Brazil
5.875% 1/15/19	USD	442,000	448,188
8.00% 1/15/18	USD	460,000	517,500
8.50% 9/24/12	EUR	138,000	218,222
*12.50% 1/5/16	BRL	3,533,000	2,011,126
			3,195,036
Colombia – 0.18%
Republic of Colombia 7.375% 3/18/19	USD	1,143,000	1,225,868
			1,225,868
Indonesia – 0.33%
#Indonesia Government International 144A
6.875% 1/17/18	USD	117,000	112,613
10.375% 5/4/14	USD	190,000	217,550
11.625% 3/4/19	USD	564,000	716,985
Indonesia Treasury Bond 10.75% 5/15/16	IDR	11,661,000,000	1,173,233
			2,220,381
Israel – 0.21%
Israel Government International Bond 5.125% 3/26/19	USD	1,391,000	1,383,423
			1,383,423
Mexico – 0.43%
Mexican Government 10.00% 11/20/36	MXN	22,647,600	1,902,443
*United Mexican States 5.95% 3/19/19	USD	970,000	984,550
			2,886,993
Qatar – 0.04%
#Qatar Government International Bond 144A 6.55% 4/9/19	USD	278,000	285,993
			285,993
Republic of Korea – 0.04%
Government of South Korea 4.25% 12/7/21	EUR	220,000	247,997
			247,997
Russia – 0.10%
Russia Government 7.50% 3/31/30	USD	640,320	636,798
			636,798
Turkey – 0.16%
Republic of Turkey
7.50% 11/7/19	USD	738,000	767,520
*11.875% 1/15/30	USD	178,000	272,340
			1,039,860
Total Sovereign Debt (cost $12,626,736)			13,122,349

Supranational Banks – 1.21%
European Investment Bank
3.125% 6/4/14	USD	255,000	255,827
6.00% 8/14/13	AUD	1,486,000	1,204,365
6.25% 4/15/14	GBP	370,000	679,748
7.00% 1/18/12	NZD	1,836,000	1,247,683
11.25% 2/14/13	BRL	1,400,000	737,828
#European Investment Bank 144A 4.00% 5/15/14	NOK	1,010,000	157,992
Inter-American Development Bank
7.25% 5/24/12	NZD	2,788,000	1,923,306
9.00% 8/6/10	BRL	296,000	151,937
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	11,000,000	343,849
12.25% 8/4/10	BRL	694,000	367,203
International Finance 5.75% 6/24/14	AUD	1,278,000	1,003,263
Total Supranational Banks (cost $8,183,461)			8,073,001

U.S. Treasury Obligations – 0.68%
≠U.S. Treasury Bill 0.088% 7/23/09	USD	3,429,796	3,429,603
U.S. Treasury Notes
2.625% 6/30/14		395,000	396,360
*¥3.125% 5/15/19		750,000	725,627
Total U.S. Treasury Obligations (cost $4,545,519)			4,551,590

		Number of
		Shares
Common Stock – 0.04%
Blackstone Group		7,000	73,779
†BWAY Holding		2,650	46,455
Cablevision Systems Class A		1,100	21,351
@†Cardtronics		11,000	41,910
†Century Communications		1,975,000	0

*†DIRECTV Group		2,700	66,717
†Flextronics International		7,200	29,592
†Graphic Packaging Holding		8,662	15,851
†Mirant		121	1,905
∏=†Port Townsend		295	3
†Time Warner Cable		1	32
Total Common Stock (cost $507,444)			297,595

Convertible Preferred Stock – 0.13%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12		16,525	788,036
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		500	49,320
Total Convertible Preferred Stock (cost $754,298)			837,356

Preferred Stock – 0.13%
•PNC Funding 8.25%		1,010,000	848,117
=Port Townsend		59	0
Total Preferred Stock (cost $958,971)			848,117

Warrant – 0.00%
=†Port Townsend		59	1
Total Warrant (cost $1,416)			1

		Principal
		Amount°
≠Discount Note – 2.10%
Federal Home Loan Bank 0.01% 7/1/09	USD	13,979,514	13,979,514
Total Discount Note (cost $13,979,514)			13,979,514

Total Value of Securities Before Securities Lending Collateral – 100.59%
(cost $718,187,351)			668,892,189

		Number of
		Shares
Securities Lending Collateral** – 4.48%
Investment Companies
Mellon GSL DBT II Collateral Fund		8,575,957	8,575,957
BNY Mellon SL DBT II Liquidating Fund		21,727,496	21,183,908
†Mellon GSL Reinvestment Trust II		1,262,112	126
Total Securities Lending Collateral (cost $31,565,565)			29,759,991

Total Value of Securities – 105.07%
(cost $749,752,916)			698,652,180 ©
Obligation to Return Securities Lending Collateral** – (4.75%)			(31,565,565)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.32%)			(2,149,066)
Net Assets Applicable to 79,974,675 Shares Outstanding – 100.00%			$664,937,549

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of June 30, 2009.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*Fully or partially on loan.
¥Fully or partially pledged as collateral for financial futures contracts.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $63,181,444, which represented 9.50% of the Fund’s net assets. See Note 5 in "Notes."
@Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $7,227,216, which represented 1.09% of the Fund’s net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $62,695, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security; Security is currently in default.
ΔSecurities have been classified by country of origin.
∏Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2009, the aggregate amount of the restricted security was $568,200 or 0.09% of the Fund’s net assets. See Note 5 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
**See Note 4 in "Notes."
©Includes $30,620,827 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NATL-RE – Insured by the National Public Finance Guarantee Corporation
NIM – Net Interest Margin
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
XLCA – Insured by XL Capital Assurance
yr – Year

The following foreign currency exchange contracts, financial futures contracts, and swap contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	1,256,881	USD	(993,262)	7/31/09	$ 16,300
BRL	1,027,528	USD	(519,741)	7/31/09	4,842
BRL	2,261,810	USD	(1,118,600)	8/31/09	36,120
CAD	535,756	USD	(461,000)	7/31/09	(277)
CAD	2,894,344	USD	(2,530,596)	7/31/09	(41,609)
COP	1,426,544,000	USD	(658,000)	7/31/09	7,365
EUR	(1,286,053)	USD	1,797,166	7/31/09	(6,563)
GBP	351,478	USD	(579,398)	7/31/09	(1,302)
GBP	628,828	USD	(1,037,689)	7/31/09	(3,420)
IDR	11,537,300,000	USD	(1,130,000)	7/31/09	194
KRW	816,523,000	USD	(655,000)	7/31/09	(13,256)
NOK	8,482,372	USD	(1,314,159)	7/31/09	3,252
NOK	14,083,187	USD	(2,180,127)	7/31/09	7,155
NZD	(2,810,358)	USD	1,798,629	7/31/09	(9,103)
NZD	1,996,121	USD	(1,271,330)	7/31/09	12,654
PLN	3,702,899	USD	(1,140,336)	7/31/09	23,363
SEK	5,166,368	USD	(647,715)	7/31/09	21,737
SEK	9,695,126	USD	(1,216,422)	7/31/09	39,861
TRY	2,977,194	USD	(1,908,457)	7/31/09	8,045
					$105,358

Financial Futures Contracts[1]

Contracts	Notional	Notional		Unrealized
Sell	Proceeds	Value	Expiration Date	Depreciation
(157) U.S. Treasury 10 yr Notes	$(18,251,412)	$(18,253,703)	9/21/09	$(2,291)

Swap Contracts[1]
Credit Default Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
Barclays
Macys 10 yr CDS	$620,000	5.00%	6/20/19	$(18,281)
JPMorgan Chase
Donnelly (R.R.) 5 yr CDS	2,000,000	5.00%	6/20/14	(219,595)
	$2,620,000			$(237,876)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Fixed Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$751,228,192
Aggregate unrealized appreciation	27,478,754
Aggregate unrealized depreciation	(80,054,766)
Net unrealized depreciation	$(52,576,012)

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $23,299,774 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$372,871,575	$12,840,824	$385,712,399
Common Stock	297,592	-	3	297,595
Corporate Debt	-	226,884,539	1,829,626	228,714,165
Foreign Debt	-	23,342,964	4,168,332	27,511,296
Municipal Bonds	-	7,277,513	-	7,277,513
U.S. Treasury Obligations	4,551,590		-	4,551,590
Short-Term	-	13,979,514	-	13,979,514
Securities Lending Collateral	8,575,957	21,183,908	126	29,759,991
Other	-	848,117	-	848,117
Total	$13,425,139	$666,388,130	$18,838,911	$698,652,180

Derivatives	$-	$(134,809)	$-	$(134,809)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-				Securities
		Backed	Foreign	Corporate		Lending
	Total	Securities	Debt	Debt	Other	Collateral
Balance as of 12/31/08	$15,815,401	$12,661,309	$3,018,153	$135,810	$3	$126
Net realized gain	58	58	-	-	-	-
Net change in unrealized
appreciation/depreciation	883,165	344,857	505,716	32,592	-	-
Net purchases, sales, and settlements	2,283,138	(22,549)	644,463	1,661,224	-	-
Net transfers in and/or out of Level 3	(142,851)	(142,851)	-	-	-	-
Balance as of 6/30/09	$18,838,911	$12,840,824	$4,168,332	$1,829,626	$3	$126

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$883,165	$344,857	$505,716	32,592	$-	$-

3. Derivatives

Foreign Currency Exchange Contracts-The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts-The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options-During the period ended June 30, 2009, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Fund may write call or put on securities, financial indices, and foreign currencies. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty credit risk.

Transactions in written options during the six months ended June 30, 2009 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2009	7,153	$7,013
Options written	6	9,911
Options expired	(7,153)	(7,013)
Options terminated in closing purchase transactions	(6)	(9,911)
Options outstanding at June 30, 2009	-	$-

Swap Contracts-The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, The Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, The Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended June 30, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended June 30, 2009, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated their position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

The Fund applies Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank Of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNYMellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $30,620,827, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: